UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2013

Date of reporting period:	November 1, 2012 — April 30, 2013

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)

PDMAX

Putnam Absolute Return 700 Fund®

Semiannual report
4 | 30 | 13

A world of investing.™

Putnam INVESTMENTS

ABSOLUTE RETURN FUNDS are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

Putnam
Absolute Return
700 Fund®

Semiannual report
4 | 30 | 13

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	11

Your fund’s expenses	13

Terms and definitions	15

Other information for shareholders	16

Financial statements	17

Consider these risks before investing: Our allocation of assets among permitted asset categories may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. You can lose money by investing in the fund. Our active trading strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Bond investments are subject to interest-rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Unlike bonds, funds that invest in bonds have ongoing fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s effort to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. REITs involve the risks of real estate investing, including declining property values. Commodities involve the risks of changes in market, political, regulatory, and natural conditions. Additional risks are listed in the fund’s prospectus.

Message from the Trustees

Dear Fellow Shareholder:

Equities around the world have generally demonstrated a positive trend in early 2013. However, after a strong 2012, fixed-income markets have been facing challenges and increased volatility in 2013.

Supportive macroeconomic data, notably better housing and employment data in the United States, and the coordinated stimulative monetary policies of central banks around the world are helping to boost equity values, although investor confidence remains tempered. Markets continue to confront a variety of macroeconomic and fiscal challenges worldwide — from budget concerns in the United States to the eurozone’s debt-related troubles.

Investor apprehension today can be linked to the heightened volatility that has challenged markets for over a decade. In this fundamentally changed environment, Putnam’s equity and fixed-income teams are focused on integrating innovative investing ideas into our more time-tested, traditional strategies. It is also important to rely on the guidance of your financial advisor, who can help ensure that your portfolio matches your individual goals and tolerance for risk.

We would like to extend a welcome to new shareholders of the fund and to thank you for investing with Putnam.

Putnam Absolute Return 700 Fund®

Pursuing positive returns with low volatility

Unlike more traditional funds, Putnam Absolute Return Funds pursue positive returns with less volatility over three years or more, and can take steps seeking to reduce specific risks. Freed from the constraints of a traditional benchmark, the 700 Fund can invest in a wide range of securities.

The fund's management team has experience in absolute return investing in up and down markets.

Featured
from left to right:

James A. Fetch
(industry since 1994)

Robert J. Kea, CFA
(industry since 1988)

Joshua B. Kutin, CFA
(industry since 1998)

Robert J. Schoen
(industry since 1990)

Jason R. Vaillancourt, CFA
(industry since 1993)

The fund is not intended to outperform stocks and bonds during strong market rallies.

Absolute return funds can add investment flexibility to portfolios.

Absolute return funds can pursue a wide range of investments and strategies.

	Absolute return funds	Traditional bond funds	Traditional balanced funds	U.S. stock funds	International stock funds
Absolute flexibility Free to change holdings rather than follow one market or asset class	●				
Defines positive return targets Pursues targeted returns above inflation over a full market cycle (three years or more)	●				
Available strategies					
U.S. bonds	●	●	●		
U.S. stocks	●		●	●	
Foreign bonds	●	●	●		
Foreign stocks	●		●		●
Emerging markets	●				●
Commodities	●				
Hedging strategies	●	●			●
REITs	●				
Cash	●				

All funds involve different levels of risk, have different fees and expenses, and have different objectives that you should consider before investing. See the fund's prospectus for complete details.

The 700 Fund has been less volatile than stocks.

The fund has pursued active strategies that seek to manage risk.

Standard deviation of returns since fund inception 12/23/08–4/30/13

Treasury bills 0.05%
Putnam Absolute Return 700 Fund® 4.60%
Bonds 2.57%
Stocks 16.37%

Class A shares before sales charge. Stocks are represented by the S&P 500 Index, an unmanaged index of common stock performance. Treasury bills are represented by the BofA Merrill Lynch U.S. Treasury Bill Index, an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Bonds are represented by the Barclays U.S. Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed-income securities. You cannot invest directly in an index. Standard deviation measures how widely a set of values varies from the mean. It is a historical measure of the variability of return earned by an investment portfolio. Past performance is not indicative of future results.

2 Absolute Return 700 Fund

Absolute Return 700 Fund 3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 5.75%; had they, returns would have been lower. See pages 5 and 11–12 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

The fund is not expected to outperform during periods of market rallies.

4	Absolute Return 700 Fund

Interview with your fund’s portfolio manager

Bob, how would you characterize market and fund performance during the period?

Equity markets performed quite well over the past six months, with major U.S. market averages such as the S&P 500 and the Dow Jones Industrial Average setting new records. Results were more mixed in the bond market. Government and plain-vanilla mortgage-backed bonds had modest gains within a range, while bonds with more credit risk generated better results.

With an absolute return strategy, we can be selective about taking market risk, and we continued to exercise this flexibility during the period. The fund’s objective is to earn a positive total return that exceeds the rate of inflation [as measured by U.S. Treasury bills] by 7% on an annualized basis over a reasonable period of time. We anticipate that the trajectory of the portfolio’s performance in the period will help the fund toward its goal, as we saw favorable results from a wide range of strategies. Volatility also remained at the low levels that the fund has historically experienced.

What were some strategies and positions you pursued in the portfolio?

The portfolio was well diversified. We had a significant position in U.S. equities that favored stocks that have historically been less volatile than the overall market. The fund also held a wide range of fixed-income positions, and a small position in commodities. Beyond

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/13. See pages 4 and 11–12 for additional fund performance information. Index descriptions can be found on page 16.

Absolute Return 700 Fund	5

these market-oriented exposures, the fund pursued a number of strategies designed to be independent of market direction.

What advantage do you see in targeting less volatile, or “low-beta,” stocks?

We regularly conduct research and analysis of historical market trends and patterns. One anomaly we have found is that low-beta stocks have historically provided better risk-adjusted returns than the overall market for longer time periods. A stock with low beta has experienced less extreme swings in performance — less movement up and down — than the average of S&P 500 Index stocks.

Looking for stocks with low-beta characteristics fits well with our overall absolute return strategy, because we place a strong emphasis on keeping volatility low and pursuing better returns on a risk-adjusted basis than investors typically experience in funds that take on greater market exposures.

The fund’s stock holdings had generally positive results, but lagged market averages during the robust rally, which is not unusual for low-beta stocks. Also, one of the fund’s largest positions, Apple, underperformed the market.

Aside from the U.S. equity holdings, it is worth noting that we had a tactical trade to gain exposure to rallying Japanese equities. This helped results in the semiannual time frame.

You mentioned “non-directional” strategies. Could you provide background on what these are and why you use them?

Non-directional describes a host of strategies that we believe can deliver positive returns regardless of the direction markets take — whether up, down, or sideways. These strategies can help reduce the fund’s overall volatility, and diversify our sources of return and contribute to our goal of greater consistent performance.

Allocations are represented as a percentage of the fund’s net assets as of 4/30/13. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

6	Absolute Return 700 Fund

Here’s an example. Currency strategies that benefit from movements in exchange rates have a low correlation with stock and bond market movements, but can generate returns for the fund. During the six-month period we are discussing, currency strategies contributed positively to our results.

Another example is our commodities position, which represented less than 10% of the portfolio in the period. We consider this position non-directional because commodities have low correlation to stock market movements. Within the commodities position we deemphasize energy, which is among the more volatile subsectors. During the semiannual period, commodities did not perform well. Our position included some exposure to gold, which dropped in value during recent months.

Overall, our non-directional strategies were among the smallest contributors to results during the period. Another weak contributor involved our non-directional strategy of implementing put and call equity index options, a type of derivative. We used this strategy to help offset the volatility of the stock holdings. During the period, with a sustained rise in the equity markets, the call options traded “in the money,” which had the effect of reducing the fund’s upside equity returns. It was a situation in which the strategy performed as designed to help reduce volatility, while also living up to one of the attributes we have sought to articulate — that the fund may underperform securities markets during a rally.

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 4/30/13. Short-term holdings, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

Absolute Return 700 Fund	7

How did fixed-income strategies perform?

Our fixed-income holdings generally posted positive results, although they were more modest than returns from stocks. The fund held some positions in government and other investment-grade bonds, which had among the weakest results, but we saw much better returns from credit-risk strategies.

As in the previous period, we continued to have a fairly large position in high-yield corporate bonds. High-yield bonds advanced, benefiting from the fact that many companies generated strong earnings and the default rate remained low. High-yield corporate bonds often follow the lead of equity markets, because many of the same fundamentals, especially earnings and revenues, influence both asset classes. In mortgage credit, non-agency residential mortgage-backed securities [RMBS] performed well thanks to continued investor demand and positive housing fundamentals. Seasoned mezzanine commercial mortgage-backed securities [CMBS] also contributed positive results.

We kept interest-rate risk at a low level, measured by duration, or price sensitivity, to interest-rate movements. This helped limit the impact of interest-rate fluctuations on the fund’s performance. While this reduced performance volatility, it was not a major contributor to returns. In seeking to manage interest-rate risk, we implement strategies with options and futures contracts, which are types of derivatives.

Interest rates are likely to continue fluctuating in a fairly narrow range. In these funds we have a large opportunity set, and we see no reason to take much risk on interest rates. With rates near historic lows, rates have much more room to rise than to fall, which means that the risks are unbalanced. At the same time, we see more attractive return opportunities in other types of fixed-income strategies.

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are represented as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

8	Absolute Return 700 Fund

What is your outlook for the fund’s strategy in the coming months?

We’re experiencing a stock market rally that is largely viewed with wariness by investors, it seems, which leaves potential for a pullback. The memories of events like the U.S. banking crisis, Europe’s debt crisis, and Japan’s 2011 earthquake-tsunami have led investors to focus on risks. During the first half of the year, some investor concerns included the fiscal cliff, the budget sequestration, and now, on the horizon, the debt ceiling. However, market fundamentals remain solid; the housing sector appears to be recovering; profits are healthy; and interest rates and inflation are low. The Fed’s bond-buying programs, which are supporting the economy and the markets, appear unlikely to change significantly for the rest of 2013. Japan has seen a surge in GDP growth, and it appears that Europe has stabilized. Meanwhile, stocks remained reasonably valued.

Looking at the fundamentals and market sentiment, we favor continuing the strategies that we have had in place during the first half of the fiscal year. One of the hallmarks of the fund is constant preparation for market volatility through broad diversification and a variety of non-directional strategies. We employ options and futures contracts, which are types of derivatives, that allow us to hedge changes in security values or to manage market risk. At the same time, we position the fund to participate in the market’s potential positive movement, primarily through the equity and credit strategies in fixed income.

Bob, thanks for reviewing the fund’s performance and strategies today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

A word about derivatives

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use forward currency contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam may enter into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

Absolute Return 700 Fund	9

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager Robert J. Kea is Co-Head of Global Asset Allocation at Putnam. He holds an M.B.A. from Bentley College and a B.A. from the University of Massachusetts, Amherst. A CFA charterholder, he joined Putnam in 1989 and has been in the investment industry since 1988.

In addition to Bob Kea, your fund’s portfolio managers are James A. Fetch; Joshua B. Kutin, CFA; Robert J. Schoen; and Jason R. Vaillancourt, CFA.

IN THE NEWS

The economic outlook for major industrialized nations is slowly improving, with the United States and Japan leading the way, according to a report by the Organisation for Economic Co-operation and Development (OECD). Economic expansion is also taking place in most major countries around the world, including the 17-nation eurozone, where Germany’s economy is growing and stabilization is occurring in Italy and France. Growth also is solidifying in Japan, whose new government has launched efforts to bring the country’s long-stagnant economy back to life through various stimulus efforts, and growth is picking up in China, where an economic hard landing has been avoided. The OECD sees growth weakening in India and normal, “around trend” growth taking place in Russia, Brazil, and the United Kingdom. Meanwhile, the World Trade Organization (WTO) has cut its overall 2013 forecast for global trade volume growth to 3.3% from 4.5%. Global trade grew by 2% in 2012, the second-worst figure since this economic statistic began to be tracked in 1981, according to the WTO. The worst trade figure came in 2009 during the global economic crisis.

10	Absolute Return 700 Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2013, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, class R5, class R6, and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/13

	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(7/2/12)	(7/2/12)	(12/23/08)

	Before	After					Before	After	Net	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value	value

Life of fund	34.12%	26.40%	29.69%	27.69%	29.86%	29.86%	30.82%	26.24%	32.24%	35.39%	35.45%	35.40%
Annual average	6.98	5.53	6.16	5.78	6.19	6.19	6.37	5.50	6.63	7.21	7.22	7.21

3 years	15.37	8.74	12.85	9.85	12.83	12.83	13.52	9.54	14.39	16.24	16.29	16.25
Annual average	4.88	2.83	4.11	3.18	4.11	4.11	4.32	3.09	4.58	5.14	5.16	5.15

1 year	5.18	–0.87	4.43	–0.57	4.43	3.43	4.68	1.02	4.96	5.51	5.56	5.52

6 months	3.93	–2.05	3.62	–1.38	3.62	2.62	3.69	0.06	3.79	4.08	4.13	4.09

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class R5 and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Absolute Return 700 Fund	11

Comparative index returns For periods ended 4/30/13

	BofA Merrill Lynch	Barclays
	U.S. Treasury	U.S. Aggregate
	Bill Index	Bond Index	S&P 500 Index

Life of fund	0.81%	28.31%	103.55%
Annual average	0.19	5.90	17.74

3 years	0.45	17.47	43.54
Annual average	0.15	5.51	12.80

1 year	0.14	3.68	16.89

6 months	0.07	0.90	14.42

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Fund price and distribution information For the six-month period ended 4/30/13

Distributions	Class A		Class B	Class C	Class M		Class R	Class R5	Class R6	Class Y

Number	1		—	—	—		1	1	1	1

Income	$0.012		—	—	—		$0.003	$0.021	$0.026	$0.041

Capital gains	—		—	—	—		—	—	—	—

Total	$0.012		—	—	—		$0.003	$0.021	$0.026	$0.041

	Before	After	Net	Net	Before	After	Net	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value	value

10/31/12	$11.78	$12.50	$11.60	$11.60	$11.65	$12.07	$11.68	$11.81	$11.81	$11.81

4/30/13	12.23	12.98	12.02	12.02	12.08	12.52	12.12	12.27	12.27	12.25

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter
Total return for periods ended 3/31/13

	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(7/2/12)	(7/2/12)	(12/23/08)

	Before	After					Before	After	Net	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value	value

Life of fund	33.79%	26.09%	29.37%	27.37%	29.53%	29.53%	30.49%	25.93%	31.92%	34.95%	35.12%	34.96%
Annual average	7.05	5.58	6.21	5.83	6.25	6.25	6.43	5.55	6.70	7.27	7.30	7.27

3 years	15.59	8.95	12.97	9.97	13.05	13.05	13.74	9.76	14.71	16.47	16.62	16.48
Annual average	4.95	2.90	4.15	3.22	4.17	4.17	4.38	3.15	4.68	5.21	5.26	5.22

1 year	5.92	–0.17	5.08	0.08	5.08	4.08	5.33	1.65	5.62	6.17	6.30	6.18

6 months	3.23	–2.70	2.74	–2.26	2.74	1.74	2.90	–0.70	3.10	3.30	3.43	3.31

See the discussion following the Fund performance table on page 11 for information about the calculation of fund performance.

12	Absolute Return 700 Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Total annual operating expenses for the
fiscal year ended 10/31/12	1.31%	2.06%	2.06%	1.81%	1.56%	1.10%†	1.00%†	1.06%

Annualized expense ratio for the
six-month period ended 4/30/13*†	1.26%	2.01%	2.01%	1.76%	1.51%	1.02%	0.92%	1.01%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

* Includes a decrease of 0.08% from annualizing the performance fee adjustment for the six months ended 4/30/13.

† Other expenses for class R5 and class R6 shares have been annualized. Other expenses for class A, B, C, M, R and Y shares have been restated to reflect current fees.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from November 1, 2012, to April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Expenses paid per $1,000*†	$6.37	$10.15	$10.15	$8.89	$7.63	$5.16	$4.66	$5.11

Ending value (after expenses)	$1,039.30	$1,036.20	$1,036.20	$1,036.90	$1,037.90	$1,040.80	$1,041.30	$1,040.90

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/13. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Absolute Return 700 Fund	13

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended April 30, 2013, use the following calculation method. To find the value of your investment on November 1, 2012, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Expenses paid per $1,000*†	$6.31	$10.04	$10.04	$8.80	$7.55	$5.11	$4.61	$5.06

Ending value (after expenses)	$1,018.55	$1,014.83	$1,014.83	$1,016.07	$1,017.31	$1,019.74	$1,020.23	$1,019.79

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/13. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

14	Absolute Return 700 Fund

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class R5 shares and class R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are only available to employer sponsored retirement plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current yield is the annual rate of return earned from dividends or interest of an investment. Current yield is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Absolute Return 700 Fund	15

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2013, Putnam employees had approximately $381,000,000 and the Trustees had approximately $91,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16	Absolute Return 700 Fund

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Absolute Return 700 Fund	17

The fund’s portfolio 4/30/13 (Unaudited)

COMMON STOCKS (37.5%)*	Shares	Value

Basic materials (0.8%)
Bemis Co., Inc.	18,100	$712,235

International Flavors & Fragrances, Inc.	12,677	978,538

Packaging Corp. of America	18,900	898,884

PPG Industries, Inc.	15,043	2,213,427

Sherwin-Williams Co. (The)	10,982	2,010,914

Sigma-Aldrich Corp.	7,600	598,044

		7,412,042
Capital goods (1.2%)
Ball Corp.	23,648	1,043,350

Boeing Co. (The)	16,200	1,480,842

General Dynamics Corp.	21,700	1,604,932

Lockheed Martin Corp.	10,523	1,042,724

Northrop Grumman Corp.	18,152	1,374,832

Raytheon Co.	24,016	1,474,102

Rockwell Collins, Inc.	9,200	578,864

Roper Industries, Inc.	7,738	925,852

United Technologies Corp.	14,900	1,360,221

		10,885,719
Communication services (1.2%)
AT&T, Inc.	70,500	2,640,930

CenturyLink, Inc.	29,800	1,119,586

IAC/InterActiveCorp.	27,027	1,272,161

SBA Communications Corp. Class A †	7,800	616,122

Verizon Communications, Inc.	88,466	4,769,202

		10,418,001
Conglomerates (2.5%)
3M Co.	39,900	4,177,929

Danaher Corp.	38,200	2,327,908

General Electric Co.	68,100	1,517,949

Marubeni Corp. (Japan)	713,000	5,097,820

Mitsubishi Corp. (Japan)	266,000	4,769,635

Mitsui & Co., Ltd. (Japan)	341,400	4,685,779

		22,577,020
Consumer cyclicals (5.2%)
Advance Auto Parts, Inc.	7,410	621,551

Amazon.com, Inc. †	16,787	4,260,707

AutoZone, Inc. †	3,075	1,257,952

Dillards, Inc. Class A	10,400	857,064

Dollar General Corp. †	16,800	875,112

Dollar Tree, Inc. †	20,442	972,222

Ecolab, Inc.	30,590	2,588,526

Equifax, Inc.	10,351	633,481

Home Depot, Inc. (The)	67,900	4,980,464

Kimberly-Clark Corp.	32,373	3,340,570

Macy’s, Inc.	13,200	588,720

MasterCard, Inc. Class A	8,500	4,699,905

McGraw-Hill Cos., Inc. (The)	21,975	1,189,067

MSC Industrial Direct Co., Inc. Class A	4,805	378,634

18	Absolute Return 700 Fund

COMMON STOCKS (37.5%)* cont.	Shares	Value

Consumer cyclicals cont.
O’Reilly Automotive, Inc. †	10,100	$1,083,932

Omnicom Group, Inc.	22,345	1,335,561

Paychex, Inc.	51,800	1,886,038

PetSmart, Inc.	10,195	695,707

Priceline.com, Inc. †	3,389	2,358,710

Ross Stores, Inc.	17,400	1,149,618

Scripps Networks Interactive Class A	9,000	599,220

Target Corp.	41,454	2,924,994

Time Warner, Inc.	59,300	3,544,954

Towers Watson & Co. Class A	6,100	444,812

Tractor Supply Co.	7,300	782,341

Verisk Analytics, Inc. Class A †	12,474	764,531

Viacom, Inc. Class B	35,744	2,287,259

Wal-Mart Stores, Inc.	3,400	264,248

		47,365,900
Consumer staples (4.7%)
Altria Group, Inc.	84,500	3,085,095

Church & Dwight Co., Inc.	13,300	849,737

Coca-Cola Co. (The)	17,700	749,241

Colgate-Palmolive Co.	25,300	3,021,073

Dunkin’ Brands Group, Inc.	9,700	376,457

General Mills, Inc.	57,500	2,899,150

H.J. Heinz Co.	31,900	2,310,198

Hershey Co. (The)	18,200	1,622,712

ITOCHU Corp. (Japan)	483,000	5,970,303

JM Smucker Co. (The)	8,500	877,455

Kellogg Co.	26,800	1,743,072

Kraft Foods Group, Inc.	16,600	854,734

McDonald’s Corp.	14,000	1,429,960

Panera Bread Co. Class A †	3,202	567,490

PepsiCo, Inc.	30,000	2,474,100

Philip Morris International, Inc.	22,933	2,192,165

Procter & Gamble Co. (The)	21,300	1,635,201

Reynolds American, Inc.	35,700	1,692,894

Starbucks Corp.	47,416	2,884,789

Sumitomo Corp. (Japan)	398,200	4,967,033

		42,202,859
Energy (3.0%)
Chevron Corp.	61,869	7,548,637

ConocoPhillips	30,600	1,849,770

Deepocean Group (Shell) (acquired 6/9/11, cost $415,869)
(Norway) ΔΔ	28,574	428,610

Diamond Offshore Drilling, Inc.	10,400	718,640

EQT Corp.	13,000	976,560

Exxon Mobil Corp.	115,592	10,286,532

Noble Energy, Inc.	7,200	815,688

Oceaneering International, Inc.	12,100	849,057

Phillips 66	33,000	2,011,350

Spectra Energy Corp.	41,775	1,317,166

		26,802,010

Absolute Return 700 Fund	19

COMMON STOCKS (37.5%)* cont.	Shares	Value

Financials (5.3%)
Alleghany Corp. †	3,900	$1,535,586

Allied World Assurance Co. Holdings AG	9,782	888,303

American Express Co.	26,200	1,792,342

Arch Capital Group, Ltd. †	16,300	864,878

Arthur J Gallagher & Co.	28,300	1,201,335

Bank of Hawaii Corp.	37,196	1,773,877

Berkshire Hathaway, Inc. Class B †	9,605	1,021,204

BlackRock, Inc.	4,600	1,225,900

Chubb Corp. (The)	28,829	2,538,970

Cullen/Frost Bankers, Inc.	39,300	2,374,112

Discover Financial Services	73,400	3,210,515

Essex Property Trust, Inc. R	3,400	533,970

Everest Re Group, Ltd.	11,839	1,598,147

Federal Realty Investment Trust R	5,389	630,567

Health Care REIT, Inc. R	18,500	1,386,945

IntercontinentalExchange, Inc. †	12,400	2,020,332

JPMorgan Chase & Co.	22,500	1,102,725

Northern Trust Corp.	35,900	1,935,728

PartnerRe, Ltd.	14,700	1,386,798

People’s United Financial, Inc.	220,567	2,902,661

Public Storage R	9,800	1,617,000

Rayonier, Inc. R	10,938	649,936

RenaissanceRe Holdings, Ltd.	12,850	1,206,487

Simon Property Group, Inc. R	17,600	3,134,031

T. Rowe Price Group, Inc.	37,600	2,726,000

Tanger Factory Outlet Centers R	9,300	345,216

Validus Holdings, Ltd.	26,417	1,019,960

Visa, Inc. Class A	21,800	3,672,427

Wells Fargo & Co.	28,800	1,093,824

		47,389,776
Health care (4.3%)
Abbott Laboratories	51,770	1,911,348

AbbVie, Inc.	52,770	2,430,059

AmerisourceBergen Corp.	34,731	1,879,642

Amgen, Inc.	27,300	2,844,933

Becton, Dickinson and Co.	13,600	1,282,480

Bristol-Myers Squibb Co.	60,100	2,387,172

C.R. Bard, Inc.	12,205	1,212,689

Cardinal Health, Inc.	44,301	1,958,990

Eli Lilly & Co.	36,800	2,037,984

Henry Schein, Inc. †	13,600	1,229,440

Johnson & Johnson	21,600	1,840,968

McKesson Corp.	27,378	2,897,140

Merck & Co., Inc.	97,200	4,568,400

Perrigo Co.	4,354	519,911

Pfizer, Inc.	226,000	6,569,820

20 Absolute Return 700 Fund

COMMON STOCKS (37.5%)* cont.	Shares	Value

Health care cont.
Quest Diagnostics, Inc.	22,000	$1,239,260

Ventas, Inc. R	20,300	1,616,489

		38,426,725
Technology (7.6%)
Analog Devices, Inc.	35,108	1,544,401

Apple, Inc.	81,654	36,152,308

Avago Technologies, Ltd.	36,053	1,152,254

Google, Inc. Class A †	5,396	4,449,380

Harris Corp.	12,500	577,500

Honeywell International, Inc.	46,900	3,449,025

IBM Corp.	36,874	7,468,460

Intuit, Inc.	36,842	2,197,257

L-3 Communications Holdings, Inc.	8,398	682,338

Linear Technology Corp.	35,600	1,299,400

Maxim Integrated Products, Inc.	43,200	1,336,176

Microsoft Corp.	64,489	2,134,586

Motorola Solutions, Inc.	29,800	1,704,560

Texas Instruments, Inc.	81,000	2,933,010

Xilinx, Inc.	37,500	1,421,625

		68,502,280
Transportation (0.7%)
C.H. Robinson Worldwide, Inc.	13,500	801,765

Copa Holdings SA Class A (Panama)	3,611	453,469

J. B. Hunt Transport Services, Inc.	8,622	612,766

Southwest Airlines Co.	64,760	887,212

United Parcel Service, Inc. Class B	43,327	3,719,190

		6,474,402
Utilities and power (1.0%)
Consolidated Edison, Inc.	42,600	2,711,490

DTE Energy Co.	34,406	2,507,509

Kinder Morgan, Inc.	32,400	1,266,840

Pinnacle West Capital Corp.	20,666	1,258,559

SCANA Corp.	28,000	1,517,600

		9,261,998

Total common stocks (cost $287,473,947)		$337,718,732

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (23.0%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.8%)
Government National Mortgage Association Pass-Through Certificates
3s, TBA, May 1, 2043	$7,000,000	$7,435,859

		7,435,859
U.S. Government Agency Mortgage Obligations (22.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
3s, TBA, May 1, 2043	11,000,000	11,459,766

Federal National Mortgage Association Pass-Through Certificates
3s, TBA, June 1, 2043	81,000,000	84,502,618
3s, TBA, May 1, 2043	99,000,000	103,555,544

		199,517,928
Total U.S. government and agency mortgage obligations (cost $204,138,477)		$206,953,787

Absolute Return 700 Fund	21

MORTGAGE-BACKED SECURITIES (13.8%)*	Principal amount	Value

Agency collateralized mortgage obligations (4.2%)
Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.438s, 2034	$566,596	$792,220
IFB Ser. 4098, Class MS, IO, 6.501s, 2041	4,521,177	916,895
IFB Ser. 3859, Class SG, IO, 6.501s, 2039	5,984,419	659,184
IFB Ser. 3727, Class PS, IO, 6.501s, 2038	2,533,537	198,602
IFB Ser. 3860, Class SP, IO, 6.401s, 2040	3,381,615	476,977
IFB Ser. 3856, Class PS, IO, 6.401s, 2040	1,250,226	157,883
IFB Ser. 3803, Class SP, IO, 6.401s, 2038	1,841,362	138,102
IFB Ser. 3861, Class PS, IO, 6.401s, 2037	1,472,428	201,031
IFB Ser. 3708, Class SQ, IO, 6.351s, 2040	6,150,853	840,145
IFB Ser. 3907, Class KS, IO, 6.351s, 2040	2,724,793	339,851
IFB Ser. 3708, Class SA, IO, 6.251s, 2040	9,952,525	1,335,032
IFB Ser. 3934, Class SA, IO, 6.201s, 2041	1,739,560	292,785
IFB Ser. 3232, Class KS, IO, 6.101s, 2036	1,317,746	134,245
IFB Ser. 3116, Class AS, IO, 5.901s, 2034	1,860,405	134,637
IFB Ser. 3964, Class SA, IO, 5.801s, 2041	8,412,549	1,198,788
IFB Ser. 3852, Class NT, 5.801s, 2041	2,914,279	3,173,359
IFB Ser. 3752, Class PS, IO, 5.801s, 2040	2,711,945	348,919
Ser. 3687, Class CI, IO, 5s, 2038	2,562,454	250,916
Ser. 3632, Class CI, IO, 5s, 2038	403,347	18,280
Ser. 3626, Class DI, IO, 5s, 2037	195,849	5,484
Ser. 304, Class C27, IO, 4 1/2s, 2042	3,360,707	495,704
Ser. 4122, Class TI, IO, 4 1/2s, 2042	2,778,890	352,363
Ser. 3747, Class HI, IO, 4 1/2s, 2037	343,526	23,928
Ser. 4116, Class MI, IO, 4s, 2042	5,591,714	721,405
Ser. 4090, Class BI, IO, 4s, 2042	1,073,505	89,734
Ser. 3748, Class NI, IO, 4s, 2034	1,118,910	22,356
Ser. 3751, Class MI, IO, 4s, 2034	198,897	2,281
Ser. 304, Class C53, IO, 4s, 2032	4,150,090	601,182
Ser. 304, IO, 3 1/2s, 2027	2,982,335	318,275
Ser. 304, Class C37, IO, 3 1/2s, 2027	2,178,446	250,674
Ser. 4158, Class TI, IO, 3s, 2042	8,766,428	1,147,525
Ser. 4165, Class TI, IO, 3s, 2042	7,474,908	964,263
Ser. T-8, Class A9, IO, 0.445s, 2028	245,053	2,604
Ser. T-59, Class 1AX, IO, 0.274s, 2043	569,468	7,185
Ser. T-48, Class A2, IO, 0.212s, 2033	840,339	8,338
FRB Ser. T-54, Class 2A, IO, zero %, 2043	338,573	53

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.499s, 2035	89,186	158,650
IFB Ser. 05-122, Class SE, 22.399s, 2035	306,446	466,704
IFB Ser. 11-4, Class CS, 12 1/2s, 2040	1,784,041	2,181,205
IFB Ser. 12-96, Class PS, IO, 6 1/2s, 2041	4,170,048	695,022
IFB Ser. 12-88, Class SB, IO, 6.47s, 2042	4,504,742	680,171
IFB Ser. 12-75, Class SK, IO, 6.45s, 2041	3,073,999	560,298
IFB Ser. 12-75, Class KS, IO, 6.35s, 2042	1,978,946	337,984
IFB Ser. 11-87, Class HS, IO, 6.3s, 2041	2,017,184	304,716
IFB Ser. 404, Class S13, IO, 6.2s, 2040	157,310	22,281
IFB Ser. 10-35, Class SG, IO, 6.2s, 2040	3,652,034	525,966

22 Absolute Return 700 Fund

MORTGAGE-BACKED SECURITIES (13.8%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 12-132, Class SB, IO, 6s, 2042	$2,795,166	$424,781
IFB Ser. 12-113, Class CS, IO, 5.95s, 2041	2,205,387	402,130
IFB Ser. 12-113, Class SG, IO, 5.9s, 2042	2,234,496	390,925
Ser. 397, Class 2, IO, 5s, 2039	106,512	13,447
Ser. 398, Class C5, IO, 5s, 2039	551,207	43,931
Ser. 10-13, Class EI, IO, 5s, 2038	438,670	15,244
Ser. 12-75, Class AI, IO, 4 1/2s, 2027	3,972,931	365,867
Ser. 12-118, Class IO, IO, 4s, 2042	4,169,625	586,333
Ser. 12-124, Class UI, IO, 4s, 2042	6,139,312	966,942
Ser. 12-118, Class PI, IO, 4s, 2042	3,297,532	454,796
Ser. 12-30, Class PI, IO, 4s, 2042	8,031,715	967,982
Ser. 12-96, Class PI, IO, 4s, 2041	3,548,854	406,734
Ser. 406, Class 2, IO, 4s, 2041	425,560	49,067
Ser. 406, Class 1, IO, 4s, 2041	226,279	27,900
Ser. 409, Class C16, IO, 4s, 2040	973,312	103,232
Ser. 417, Class C19, IO, 3 1/2s, 2033	4,365,000	534,713
Ser. 13-6, Class BI, IO, 3s, 2042	5,754,391	689,376
Ser. 13-35, Class IP, IO, 3s, 2042 F	4,064,046	508,438
Ser. 13-23, Class PI, IO, 3s, 2041	5,555,787	628,915
Ser. 03-W10, Class 1, IO, 1.3s, 2043	348,180	13,832
Ser. 98-W2, Class X, IO, 0.937s, 2028	1,586,091	92,192
Ser. 98-W5, Class X, IO, 0.873s, 2028	458,816	20,647
Ser. 03-W1, Class 2A, IO, zero %, 2042	717,438	56
Ser. 08-36, Class OV, PO, zero %, 2036	42,166	37,591

Government National Mortgage Association
IFB Ser. 11-61, Class CS, IO, 6.481s, 2035	9,216,451	1,082,933
IFB Ser. 10-26, Class QS, IO, 6.051s, 2040	1,838,032	307,868
IFB Ser. 10-120, Class SB, IO, 6.001s, 2035	434,135	35,156
IFB Ser. 10-20, Class SC, IO, 5.951s, 2040	3,846,078	641,603
IFB Ser. 10-158, Class SA, IO, 5.851s, 2040	2,204,390	380,941
IFB Ser. 10-151, Class SA, 5.851s, 2040	2,190,786	383,234
IFB Ser. 10-61, Class SJ, IO, 5.85s, 2040	1,116,564	172,799
IFB Ser. 11-70, Class SN, IO, 5.7s, 2041	1,610,000	409,600
IFB Ser. 11-70, Class SH, IO, 5.69s, 2041	1,892,718	486,012
IFB Ser. 10-42, Class DS, IO, 5.501s, 2040	8,160,499	1,183,272
IFB Ser. 10-115, Class BS, IO, 5.201s, 2040	2,421,590	352,051
Ser. 13-3, Class IT, IO, 5s, 2043	2,188,114	344,111
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	352,714	53,154
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	5,389,734	836,341
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	8,070,434	635,547

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.662s, 2027	123,362	1,210
Ser. 98-3, IO, 0.284s, 2027	75,423	1,108
Ser. 98-2, IO, 0.19s, 2027	66,103	475
Ser. 98-4, IO, zero %, 2026	97,337	2,395

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO,
5.98s, 2045	931,121	178,077

		37,787,160

Absolute Return 700 Fund	23

MORTGAGE-BACKED SECURITIES (13.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities (5.5%)
Banc of America Commercial Mortgage, Inc.
Ser. 06-4, Class AJ, 5.695s, 2046	$710,000	$739,653
Ser. 06-1, Class B, 5.49s, 2045	255,000	231,330
FRB Ser. 05-5, Class D, 5.404s, 2045	426,000	420,505
FRB Ser. 05-6, Class G, 5.359s, 2047	443,000	416,420
Ser. 06-6, Class A2, 5.309s, 2045	212,332	214,277
Ser. 07-1, Class XW, IO, 0.485s, 2049	3,379,466	31,152

Banc of America Commercial Mortgage, Inc. 144A
FRB Ser. 08-1, Class C, 6.438s, 2051	584,000	477,946
Ser. 04-2, Class G, 5.239s, 2038	1,000,000	1,050,500
Ser. 04-2, Class F, 4.992s, 2038	650,000	681,850
Ser. 04-4, Class XC, IO, 1.034s, 2042	4,109,092	38,962
Ser. 02-PB2, Class XC, IO, 0.512s, 2035	1,377,353	12

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 6.151s, 2042	315,000	342,563
FRB Ser. 07-PW17, Class AJ, 6.082s, 2050	684,000	677,160
FRB Ser. 06-PW12, Class AJ, 5.949s, 2038	544,000	566,927
FRB Ser. 06-PW11, Class AJ, 5.618s, 2039	576,000	604,980
Ser. 05-PWR7, Class D, 5.304s, 2041	431,000	400,356
FRB Ser. 05-T20, Class C, 5.298s, 2042	324,000	313,308
Ser. 05-PWR7, Class C, 5.235s, 2041	489,000	439,863
Ser. 05-PWR9, Class C, 5.055s, 2042	281,000	271,558

Bear Stearns Commercial Mortgage Securities, Inc. 144A FRB
Ser. 06-PW11, Class B, 5.618s, 2039	1,310,000	1,279,215

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class B,
5.029s, 2043	770,000	724,185

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8,
Class D, 5.041s, 2045	1,486,000	1,599,828

Commercial Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049	980,000	1,068,200
FRB Ser. 04-LB3A, Class E, 5.524s, 2037	693,000	708,177
FRB Ser. 05-LP5, Class D, 5.262s, 2043	359,000	379,114

Commercial Mortgage Trust 144A
FRB Ser. 12-CR5, Class E, 4.479s, 2045	301,000	286,973
FRB Ser. 13-CR6, Class D, 4.316s, 2046 F	209,000	186,918
FRB Ser. 07-C9, Class AJFL, 0.89s, 2049	1,013,000	864,697

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4,
Class A2, 5.955s, 2039	200,668	202,185

CS First Boston Mortgage Securities Corp. Ser. 02-CP5, Class E,
5.339s, 2035	539,000	540,274

CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP5, Class H, 6.326s, 2035	460,000	454,250
Ser. 03-C3, Class AX, IO, 1.613s, 2038	1,041,101	40

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB
Ser. 11-LC2A, Class D, 5.626s, 2044	531,000	573,450

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031	733,189	740,521

24 Absolute Return 700 Fund

MORTGAGE-BACKED SECURITIES (13.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
GE Capital Commercial Mortgage Corp.
FRB Ser. 05-C4, Class AJ, 5.471s, 2045 F	$258,000	$237,343
FRB Ser. 06-C1, Class AJ, 5.47s, 2044	103,000	104,227

GE Commercial Mortgage Corporation Trust 144A FRB
Ser. 04-C1, Class G, 5.157s, 2038	567,000	579,984

GMAC Commercial Mortgage Securities, Inc.
FRB Ser. 03-C2, Class E, 5.614s, 2040	2,310,000	2,377,914
Ser. 04-C3, Class B, 4.965s, 2041	233,000	198,341

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042	320,000	290,304
FRB Ser. 05-GG3, Class D, 4.986s, 2042	532,000	514,255

Greenwich Capital Commercial Funding Corp. 144A
FRB Ser. 03-C1, Class J, 5.363s, 2035	670,000	682,529
Ser. 03-C1, Class G, 4.773s, 2035	311,000	310,406

GS Mortgage Securities Corp. II
Ser. 06-GG8, Class AJ, 5.622s, 2039	347,000	341,699
Ser. 05-GG4, Class B, 4.841s, 2039	970,000	971,067
Ser. 05-GG4, Class AJ, 4.782s, 2039	313,000	324,571

GS Mortgage Securities Trust FRB Ser. 04-GG2, Class D,
5.728s, 2038	299,000	301,756

GS Mortgage Securities Trust 144A
Ser. GC10, Class D, 4.563s, 2046	636,000	616,856
Ser. 06-GG8, Class X, IO, 0.8s, 2039	58,501,511	1,129,079

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.275s, 2051	1,528,500	1,609,511
FRB Ser. 06-LDP7, Class B, 6.059s, 2045	645,000	532,740
FRB Ser. 04-CB9, Class B, 5.833s, 2041	800,000	830,080
Ser. 07-LD12, Class A2, 5.827s, 2051	227,438	230,850
Ser. 06-CB16, Class AJ, 5.623s, 2045	268,000	269,088
Ser. 06-LDP6, Class AJ, 5.565s, 2043	497,000	529,206
FRB Ser. 05-LDP3, Class D, 5.366s, 2042	555,000	519,702
Ser. 02-C3, Class D, 5.314s, 2035	134,701	134,566
Ser. 03-C1, Class D, 5.192s, 2037	2,244,794	2,289,689
FRB Ser. 04-CBX, Class B, 5.021s, 2037	210,000	207,822
FRB Ser. 05-LDP2, Class C, 4.911s, 2042	250,000	236,750
FRB Ser. 13-C10, Class D, 4.3s, 2047	309,000	292,542
Ser. 07-LDPX, Class X, IO, 0.467s, 2049	13,635,499	123,892

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 07-CB20, Class B, 6 3/8s, 2051	392,000	365,400
FRB Ser. 07-CB20, Class C, 6 3/8s, 2051	280,000	262,732
FRB Ser. 11-C3, Class E, 5.718s, 2046	262,000	288,069
FRB Ser. 11-C5, Class D, 5.492s, 2046	565,000	631,275
FRB Ser. 12-CBX, Class E, 5.362s, 2045	852,000	884,402
FRB Ser. 12-LC9, Class E, 4.576s, 2047	447,000	436,415

Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.719s, 2040	210,895	206,677

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482s, 2039	377,000	355,059
Ser. 07-C2, Class XW, IO, 0.693s, 2040	2,612,601	45,585

Absolute Return 700 Fund	25

MORTGAGE-BACKED SECURITIES (13.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 03-C8, Class J, 5.925s, 2037	$1,000,000	$992,900
FRB Ser. 03-C8, Class K, 5.925s, 2037	1,441,000	1,452,384

Merrill Lynch Mortgage Trust FRB Ser. 08-C1, Class AJ,
6.458s, 2051	328,000	344,826

Merrill Lynch/Countrywide Commercial Mortgage Trust 144A
Ser. 06-4, Class XC, IO, 0.229s, 2049	52,385,423	660,056

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 13-C8, Class D, 4.312s, 2048	506,000	476,399

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.816s, 2042	818,000	865,608
FRB Ser. 06-HQ8, Class AJ, 5.677s, 2044	417,000	422,755
Ser. 07-HQ11, Class C, 5.558s, 2044	322,000	299,460
Ser. 07-HQ11, Class AJ, 5.508s, 2044	493,000	524,306
Ser. 06-HQ10, Class AJ, 5.389s, 2041	350,000	317,072

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1,
Class J, 7s, 2032	1,593,172	1,603,085

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class D, 5.123s, 2049	635,000	623,972
FRB Ser. 12-C4, Class D, 4.652s, 2045	534,000	511,483

Wachovia Bank Commercial Mortgage Trust Ser. 06-C24,
Class AJ, 5.658s, 2045	403,000	406,949

Wachovia Bank Commercial Mortgage Trust 144A FRB
Ser. 05-C21, Class E, 5.414s, 2044	569,000	550,963

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.417s, 2044	737,000	777,576
FRB Ser. 12-C9, Class D, 4.963s, 2045	484,000	486,874
FRB Ser. 12-C10, Class D, 4.61s, 2045	637,000	619,846
FRB Ser. 13-C11, Class D, 4.325s, 2045	298,000	286,499

		50,012,745
Residential mortgage-backed securities (non-agency) (4.1%)
Adjustable Rate Mortgage Trust FRB Ser. 06-2, 2.685s, 2036	3,044,485	2,603,034

American Home Mortgage Assets Ser. 07-5, Class XP, IO, PO,
zero %, 2047 F	9,864,446	1,252,785

Banc of America Funding Corp.
FRB Ser. 06-G, Class 3A3, 5 3/4s, 2036	360,927	295,960
FRB Ser. 07-C, Class 07-C, 2.756s, 2036	2,829,852	2,575,166
FRB Ser. 06-G, Class 2A5, 0.479s, 2036	2,245,413	1,975,964

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036	286,220	171,732
Ser. 12-RR10, Class 8A2, 4s, 2036	599,014	609,497
FRB Ser. 12-RR10, Class 9A2, 2.671s, 2035	280,000	232,400
Ser. 12-RR10, Class 4A2, 2.639s, 2036	420,000	365,400

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR12, Class 1A3, 13.256s, 2037	299,629	202,250
FRB Ser. 12-RR11, Class 5A3, 13.052s, 2037	288,665	184,745
FRB Ser. 13-RR2, Class 4A2, 9.391s, 2036	590,000	472,000
FRB Ser. 13-RR2, Class 3A2, 9.04s, 2036	490,000	481,425

26 Absolute Return 700 Fund

MORTGAGE-BACKED SECURITIES (13.8%)* cont.	Principal amount	Value

Residential mortgage-backed securities cont.
Barclays Capital, LLC Trust 144A
Ser. 12-RR11, Class 9A2, 4s, 2037	$458,095	$466,111
Ser. 12-RR12, Class 1A2, 4s, 2037	221,329	225,202
FRB Ser. 12-RR11, Class 5A2, 4s, 2037	325,795	331,496
Ser. 12-RR11, Class 11A2, 2.6s, 2036	1,014,172	674,425
Ser. 09-RR7, Class 1A7, IO, 1.762s, 2046	15,453,792	695,421
Ser. 09-RR7, Class 2A7, IO, 1.566s, 2047	25,439,594	1,160,045

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046	4,334,884	136,549
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036	3,260,069	58,681

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 12-8, Class 1A2, 2.671s, 2035	1,300,000	1,053,000
FRB Ser. 12-7, Class 12A2, 2.64s, 2036	3,847,314	2,923,959

Countrywide Home Loans Ser. 05-15, Class A8, 5 1/2s, 2035	1,650,000	1,609,316

JPMorgan Mortgage Trust FRB Ser. 07-A1, Class 5A6,
3.003s, 2035	2,276,133	2,094,042

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO,
PO, 0.8s, 2047	2,339,844	79,087

WAMU Mortgage Pass-Through Certificates
Ser. 05-AR8, Class X, IO, PO, 1.653s, 2045	7,786,282	462,505
Ser. 05-AR11, Class X, IO, PO, 1.511s, 2045	17,745,348	1,011,485
FRB Ser. 06-AR1, Class 2A1B, 1.246s, 2046	1,689,053	1,445,880
FRB Ser. 06-AR1, Class 2A1C, 1.246s, 2046	2,171,639	1,270,409
FRB Ser. 05-AR8, Class B1, 0.87s, 2045	1,397,478	614,890
FRB Ser. 2004-AR13, Class A1B2, 0.74s, 2034	768,202	697,143
FRB Ser. 05-AR11, Class A1C3, 0.71s, 2045	1,569,277	1,271,114
FRB Ser. 05-AR11, Class A1C4, 0.64s, 2045	948,738	758,990
FRB Ser. 05-AR17, Class A1C4, 0.6s, 2045	3,016,852	1,629,100
FRB Ser. 05-AR1, Class A1B, 0.59s, 2045	252,488	214,615

Wells Fargo Mortgage Backed Securities Trust
Ser. 07-16, Class 1A7, 6s, 2037	547,918	578,766
Ser. 08-1, Class 4A1, 5 3/4s, 2038	376,198	398,782
Ser. 06-6, Class 1A3, 5 3/4s, 2036	1,145,441	1,145,006
Ser. 05-11, Class 2A5, 5 1/2s, 2035	1,770,238	1,834,498
FRB Ser. 06-AR6, Class 7A2, 5.009s, 2036	664,511	661,188

		36,924,063

Total mortgage-backed securities (cost $122,230,499)		$124,723,968

CORPORATE BONDS AND NOTES (11.4%)*	Principal amount	Value

Basic materials (0.9%)
Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017	$196,000	$215,186

ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018 (France)	85,000	93,108

Atkore International, Inc. company guaranty sr. notes
9 7/8s, 2018	650,000	715,813

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2014 (Australia)	196,000	205,153

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s,
2016 (Mexico)	1,000,000	1,075,000

Absolute Return 700 Fund	27

CORPORATE BONDS AND NOTES (11.4%)* cont.		Principal amount	Value

Basic materials cont.
Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s, 2015		$325,000	$354,098

E.I. du Pont de Nemours & Co. sr. unsec. notes 2.8s, 2023		260,000	266,610

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020		1,500,000	1,623,750

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC
company guaranty sr. notes 8 7/8s, 2018		1,105,000	1,171,300

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s,
2017 (Sweden)		500,000	538,125

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes
9s, 2019 (Australia)		265,000	366,618

SGL Carbon SE company guaranty sr. sub. FRN notes
Ser. EMTN, 1.476s, 2015 (Germany)	EUR	150,000	194,605

Smurfit Kappa Acquisitions 144A company guaranty sr. notes
4 7/8s, 2018 (Ireland)		$1,000,000	1,024,231

US Coatings Acquisition, Inc./Flash Dutch 2 BV 144A company
guaranty sr. notes 5 3/4s, 2021 (Netherlands)		100,000	139,926

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes
6 1/4s, 2017 (Brazil)		230,000	265,531

			8,249,054
Capital goods (0.8%)
American Axle & Manufacturing, Inc. company guaranty sr.
unsec. notes 7 3/4s, 2019		1,750,000	1,986,250

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019		115,000	135,224

Boeing Co. (The) sr. unsec. unsub. notes 3 1/2s, 2015		148,000	155,978

Caterpillar Financial Services Corp. sr. unsec. notes 6 1/8s, 2014		359,000	375,484

Deere & Co. sr. unsec. notes 6.95s, 2014		148,000	157,525

Dematic SA/DH Services Luxembourg Sarl 144A company
guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)		500,000	546,250

General Cable Corp. company guaranty sr. unsec. unsub. FRN
notes 2.659s, 2015		125,000	123,438

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)		150,000	214,711

Kratos Defense & Security Solutions, Inc. company guaranty sr.
notes 10s, 2017		445,000	490,613

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016		1,155,000	1,189,650

Rexel SA 144A company guaranty sr. unsec. unsub. notes
6 1/8s, 2019 (France)		1,250,000	1,334,375

United Technologies Corp. sr. unsec. unsub. notes 4 7/8s, 2015		263,000	285,746

			6,995,244
Communication services (1.8%)
America Movil SAB de CV company guaranty unsec. unsub.
notes 5 1/2s, 2014 (Mexico)		196,000	203,541

AT&T, Inc. sr. unsec. unsub. notes 2 1/2s, 2015		1,501,000	1,559,272

Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec.
unsub. notes 5.55s, 2014		263,000	272,278

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A
company guaranty sr. notes 12s, 2015		750,000	802,500

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A
company guaranty sr. notes 12s, 2015		400,000	428,000

Comcast Corp. company guaranty sr. unsec. unsub. notes
2.85s, 2023		735,000	755,413

Deutsche Telekom International Finance BV company guaranty
sr. unsec. unsub. notes 5 3/4s, 2016 (Netherlands)		263,000	296,409

28 Absolute Return 700 Fund

CORPORATE BONDS AND NOTES (11.4%)* cont.		Principal amount	Value

Communication services cont.
DISH DBS Corp. company guaranty notes 7s, 2013		$220,000	$224,675

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018		495,000	574,200

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s,
2017 (United Kingdom)		130,000	137,963

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s,
2018 (Luxembourg)		700,000	736,750

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 9 3/8s, 2019		1,250,000	1,409,375

Lynx I Corp. 144A sr. notes 6s, 2021		540,000	884,943

NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016		837,000	862,110

Qwest Corp. sr. unsec. unsub. notes 6 1/2s, 2017		290,000	336,188

Telecom Italia Capital SA company guaranty notes 5 1/4s,
2015 (Italy)		297,000	316,989

Telefonica Emisiones SAU company guaranty notes 6.421s,
2016 (Spain)		140,000	157,760

Telefonica Emisiones SAU company guaranty sr. unsec. notes
4.949s, 2015 (Spain)		185,000	194,805

Telenet Finance V Luxembourg SCA 144A bonds 6 3/4s,
2024 (Luxembourg)	EUR	115,000	158,999

Telenet Finance V Luxembourg SCA 144A bonds 6 1/4s,
2022 (Luxembourg)		$165,000	224,352

Time Warner Cable, Inc. company guaranty sr. unsec. notes
5.85s, 2017		555,000	647,606

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
144A company guaranty sr. notes 7 1/2s, 2019 (Germany)		560,000	613,623

Verizon Communications, Inc. sr. unsec. notes 5.55s, 2016		846,000	952,683

Vodafone Group PLC sr. unsec. unsub. notes 5 5/8s, 2017
(United Kingdom)		297,000	344,335

WideOpenWest Finance, LLC/WideOpenWest Capital Corp.
144A company guaranty sr. unsec. notes 10 1/4s, 2019		1,525,000	1,715,625

Wind Acquisition Finance SA company guaranty sr. notes
Ser. REGS, 7 3/8s, 2018 (Luxembourg)	EUR	110,000	152,531

Wind Acquisition Finance SA 144A company guaranty sr. notes
7 1/4s, 2018 (Luxembourg)		$420,000	443,100

Windstream Corp. company guaranty sr. unsec. unsub. notes
7 7/8s, 2017		1,000,000	1,167,500

			16,573,525
Consumer cyclicals (1.0%)
Affinion Group, Inc. company guaranty sr. unsec. sub. notes
11 1/2s, 2015		730,000	631,450

Caesars Entertainment Operating Co., Inc. sr. notes
11 1/4s, 2017		1,445,000	1,528,088

Clear Channel Communications, Inc. 144A company guaranty sr.
notes 9s, 2019		475,000	475,000

Daimler Finance North America, LLC company guaranty
6 1/2s, 2013		163,000	168,237

FelCor Lodging LP company guaranty sr. notes 10s, 2014 R		312,000	346,710

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016		163,000	184,176

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s,
2016 (Denmark)	EUR	600,000	805,974

Absolute Return 700 Fund 29

CORPORATE BONDS AND NOTES (11.4%)* cont.		Principal amount	Value

Consumer cyclicals cont.
News America, Inc. company guaranty sr. unsec. notes
4 1/2s, 2021		$263,000	$302,494

Owens Corning company guaranty sr. unsec. notes 9s, 2019		47,000	60,043

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020		200,000	229,500

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes
12 1/8s, 2018		800,000	940,000

RSI Home Products, Inc. 144A company guaranty notes
6 7/8s, 2018		645,000	677,250

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016		500,000	554,375

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s,
2017 (Netherlands)		395,000	449,313

Target Corp. sr. unsec. notes 5 3/8s, 2017		263,000	307,742

Time Warner, Inc. company guaranty sr. unsec. notes
5 7/8s, 2016		426,000	496,174

Travelport, LLC/Travelport Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 13 7/8s, 2016 ‡‡		333,500	335,168

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 3.2s, 2014		622,000	640,983

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		162,000	173,745

			9,306,422
Consumer staples (0.6%)
Altria Group, Inc. company guaranty sr. unsec. notes
4 1/8s, 2015		387,000	416,577

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 4 1/8s, 2015		359,000	380,174

Coca-Cola Co. (The) sr. unsec. notes 1.8s, 2016		163,000	168,843

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 7 1/4s, 2016		590,000	678,500

CVS Corp. sr. unsec. notes 5 3/4s, 2017		113,000	133,608

Diageo Capital PLC company guaranty sr. unsec. unsub. notes
5 3/4s, 2017 (United Kingdom)		196,000	234,264

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s,
2015 (Netherlands)	EUR	750,000	1,045,356

Kroger Co. (The) company guaranty sr. unsec. unsub.
notes 6.4s, 2017		$163,000	194,678

Mondelez International, Inc. sr. unsec. unsub. notes 4 1/8s, 2016		622,000	677,150

PepsiCo, Inc. sr. unsec. unsub. notes 3.1s, 2015		459,000	480,046

Philip Morris International, Inc. sr. unsec. unsub. notes
5.65s, 2018		196,000	236,072

Procter & Gamble Co. (The) sr. unsec. notes 3 1/2s, 2015		263,000	276,936

			4,922,204
Energy (1.2%)
Anadarko Petroleum Corp. sr. notes 5.95s, 2016		170,000	195,903

BP Capital Markets PLC company guaranty sr. unsec. notes
3 7/8s, 2015 (United Kingdom)		148,000	156,829

BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 4 1/2s, 2020 (United Kingdom)		115,000	133,293

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes
8 5/8s, 2018		1,000,000	1,107,500

Chesapeake Energy Corp. company guaranty sr. unsec. notes
9 1/2s, 2015		445,000	502,850

30 Absolute Return 700 Fund

CORPORATE BONDS AND NOTES (11.4%)* cont.	Principal amount	Value

Energy cont.
Comstock Resources, Inc. company guaranty sr. unsub. notes
8 3/8s, 2017	$685,000	$730,381

ConocoPhillips company guaranty sr. unsec. notes 4.6s, 2015	521,000	556,918

EnCana Holdings Finance Corp. company guaranty sr. unsec.
unsub. notes 5.8s, 2014 (Canada)	230,000	241,613

Gazprom Via OAO White Nights Finance BV notes 10 1/2s,
2014 (Russia)	500,000	541,835

Hercules Offshore, Inc. 144A company guaranty sr. notes
7 1/8s, 2017	110,000	119,350

Linn Energy LLC/Linn Energy Finance Corp. company guaranty
sr. unsec. notes 6 1/2s, 2019	1,250,000	1,325,000

Peabody Energy Corp. company guaranty sr. unsec. notes
7 3/8s, 2016	265,000	303,425

Petroleos de Venezuela SA sr. unsec. notes 4.9s,
2014 (Venezuela)	1,805,000	1,720,075

Quicksilver Resources, Inc. company guaranty sr. unsec. notes
8 1/4s, 2015	500,000	512,500

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	280,000	299,250

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020	1,500,000	1,593,750

Shell International Finance BV company guaranty sr. unsec.
notes 3.1s, 2015 (Netherlands)	459,000	484,732

XTO Energy, Inc. sr. unsec. unsub. notes 6 1/4s, 2017	196,000	239,862

		10,765,066
Financials (2.9%)
Allstate Corp. (The) sr. unsec. unsub. notes 5s, 2014	196,000	207,082

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017	1,000,000	1,134,909

American Express Credit Corp. sr. unsec. unsub. notes
5 1/8s, 2014	588,000	623,322

American International Group, Inc. sr. unsec. notes Ser. MTN,
5.45s, 2017	325,000	372,023

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017	2,085,000	2,423,581

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes
1.969s, 2017	265,000	273,484

Barclays Bank PLC sr. unsec. unsub. notes 5.2s, 2014
(United Kingdom)	359,000	377,865

BB&T Corp. unsec. sub. notes 5.2s, 2015	196,000	217,162

Berkshire Hathaway, Inc. sr. unsec. unsub. notes 3.2s, 2015	717,000	752,141

Capital One Financial Corp. sr. unsec. unsub. notes 6 3/4s, 2017	263,000	318,809

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub.
notes 11 5/8s, 2017	650,000	694,688

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018	520,000	574,600

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	218,000	262,383

Credit Suisse of New York sr. unsec. notes 5 1/2s, 2014	818,000	858,345

Deutsche Bank AG London sr. unsec. notes 6s, 2017
(United Kingdom)	359,000	427,804

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019	1,190,000	1,279,250

General Electric Capital Corp. sr. unsec. unsub. notes 6s, 2019	2,050,000	2,511,570

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6 1/4s, 2017	1,597,000	1,878,586

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs.
FRB bonds 8 1/8s, 2038	645,000	766,744

Absolute Return 700 Fund	31

CORPORATE BONDS AND NOTES (11.4%)* cont.		Principal amount	Value

Financials cont.
HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021		$435,000	$526,373

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 8s, 2018		750,000	806,250

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016		700,000	728,875

JPMorgan Chase & Co. sr. unsec. unsub. notes 3.7s, 2015		1,759,000	1,845,611

LBG Capital No. 1 PLC 144A jr. unsec. sub. FRN notes 8s,
perpetual maturity (United Kingdom)		200,000	212,766

Metropolitan Life Global Funding I 144A notes 3s, 2023		260,000	264,933

PNC Funding Corp. bank guaranty sr. unsec. notes 3 5/8s, 2015		167,000	175,604

Prudential Financial, Inc. sr. disc. unsec. unsub. notes Ser. MTN,
4 3/4s, 2015		325,000	354,050

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022 R		230,000	245,238

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018		230,000	270,082

UBS AG/Stamford CT sr. unsec. notes Ser. DPNT, 3 7/8s, 2015		250,000	262,817

US Bancorp sr. unsec. unsub. notes 2.45s, 2015		263,000	273,666

Vnesheconombank Via VEB Finance PLC 144A bank guaranty,
sr. unsec. unsub. bonds 6.8s, 2025 (Russia)		250,000	300,625

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s,
2035 (Russia)		500,000	543,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)		1,500,000	1,682,250

Wells Fargo & Co. sr. unsec. unsub. notes 5 5/8s, 2017		1,334,000	1,580,715

Westpac Banking Corp. sr. unsec. unsub. notes 3s,
2015 (Australia)		230,000	241,744

			26,269,697
Health care (1.0%)
Amgen, Inc. sr. unsec. notes 5.85s, 2017		196,000	231,664

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)		196,000	235,833

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021		175,000	198,579

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s,
2017 (Luxembourg)	EUR	445,000	632,762

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s,
2018 (Luxembourg)		$500,000	562,500

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015		525,000	605,063

GlaxoSmith Kline Capital, Inc. company guaranty sr. unsec.
unsub. notes 4 3/8s, 2014		263,000	273,002

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019		50,000	55,125

HCA, Inc. sr. notes 6 1/2s, 2020		610,000	702,263

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		1,390,000	1,502,938

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr.
unsec. notes 8 3/8s, 2019		565,000	597,488

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes
10 1/2s, 2018		356,000	398,720

Merck & Co., Inc. sr. unsec. notes 4s, 2015		297,000	318,880

Novartis Capital Corp. company guaranty sr. unsec.
notes 2.9s, 2015		263,000	275,493

Pfizer, Inc. sr. unsec. notes 5.35s, 2015		622,000	676,622

Rottapharm Ltd. 144A sr. unsec. notes 6 1/8s, 2019 (Ireland)		260,000	351,731

Service Corporation International sr. notes 7s, 2017		185,000	212,750

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		665,000	748,956

32 Absolute Return 700 Fund

CORPORATE BONDS AND NOTES (11.4%)* cont.	Principal amount	Value

Health care cont.
Tenet Healthcare Corp. sr. notes 8 7/8s, 2019	$80,000	$90,400

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018	196,000	237,690

WellPoint, Inc. unsec. unsub. notes 5 1/4s, 2016	93,000	103,349

		9,011,808
Technology (0.4%)
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 ‡‡	133,000	137,988

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	330,000	341,963

Cisco Systems, Inc. sr. unsec. unsub. notes 5 1/2s, 2016	297,000	337,403

Freescale Semiconductor, Inc. 144A company guaranty sr. notes
9 1/4s, 2018	1,000,000	1,100,000

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014	263,000	274,234

IBM Corp. sr. unsec. notes 5.7s, 2017	392,000	469,397

Oracle Corp. sr. unsec. notes 5 1/4s, 2016	359,000	403,248

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015	230,000	242,718

		3,306,951
Transportation (—%)
United Parcel Service, Inc. sr. unsec. unsub. notes 3 7/8s, 2014	196,000	202,143

		202,143
Utilities and power (0.8%)
AES Corp. (VA) sr. unsec. unsub. notes 9 3/4s, 2016	150,000	181,500

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017	1,000,000	1,197,500

Appalachian Power Co. sr. unsec. unsub. notes 7s, 2038	111,000	153,309

Calpine Corp. 144A sr. notes 7 1/4s, 2017	315,000	333,506

Carolina Power & Light Co. 1st mtge. bonds 5.3s, 2019	160,000	192,724

Consolidated Edison Co. of New York sr. unsec. notes
7 1/8s, 2018	93,000	120,728

Dominion Resources, Inc. sr. unsec. unsub. notes
Ser. 07-A, 6s, 2017	510,000	612,904

Duke Energy Carolinas, LLC sr. unsec. unsub. notes 6.3s, 2014	510,000	531,597

El Paso Corp. sr. unsec. notes 7s, 2017	465,000	534,989

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s,
perpetual maturity (France)	585,000	585,731

Enterprise Products Operating, LLC company guaranty sr.
unsec. unsub. bonds Ser. L, 6.3s, 2017	230,000	276,511

Exelon Corp. sr. unsec. notes 4.9s, 2015	488,000	527,104

FirstEnergy Corp. sr. unsec. unsub. notes Ser. C, 7 3/8s, 2031	130,000	155,520

FPL Group Capital, Inc. company guaranty sr. unsec. notes
7 7/8s, 2015	163,000	191,122

Kinder Morgan Energy Partners LP notes 6s, 2017	263,000	306,055

National Rural Utilities Cooperative Finance Corp. sr. bonds
10 3/8s, 2018	134,000	194,925

Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018	185,000	248,473

Pacific Gas & Electric Co. sr. unsec. bonds 4.8s, 2014	130,000	134,480

Southern Power Co. sr. unsec. notes Ser. D, 4 7/8s, 2015	196,000	213,376

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A,
9 1/2s, 2019	125,000	170,552

TransCanada Pipelines, Ltd. sr. unsec. unsub. notes 6 1/2s,
2018 (Canada)	230,000	286,765

		7,149,371

Total corporate bonds and notes (cost $97,487,511)		$102,751,485

Absolute Return 700 Fund	33

SENIOR LOANS (5.3%)* [c]		Principal amount	Value

Basic materials (0.2%)
AI Chem & SY S.C.A. bank term loan FRN 8 1/4s,
2020 (Luxembourg)		$500,000	$511,563

AI Chem & SY S.C.A. bank term loan FRN Ser. B1, 4 1/2s,
2019 (Luxembourg)		658,392	666,210

AI Chem & SY S.C.A. bank term loan FRN Ser. B2, 4 1/2s,
2019 (Luxembourg)		341,608	345,665

INEOS Group Holdings, Ltd. bank term loan FRN Ser. B, 6 1/2s,
2018 (United Kingdom)		738,044	746,809

			2,270,247
Capital goods (0.3%)
Generac Power Systems, Inc. bank term loan FRN Class B,
6 1/4s, 2018		906,111	919,703

Tomkins Air Distribution bank term loan FRN 9 1/4s, 2020		820,000	842,550

Tomkins Air Distribution bank term loan FRN 5s, 2018		807,975	819,590

			2,581,843
Communication services (0.2%)
MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 4s, 2018		488,767	488,889

Zayo Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2019		992,500	1,002,890

			1,491,779
Consumer cyclicals (2.3%)
Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018		1,945,225	1,971,145

Aot Bedding Super Holdings, LLC bank term loan FRN 5s, 2019		733,163	742,720

Burlington Coat Factory Warehouse Corp. bank term loan FRN
Ser. B1, 5 1/2s, 2017		1,088,175	1,101,222

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 5.454s, 2018		1,277,421	1,157,929

Clear Channel Communications, Inc. bank term loan FRN Ser. B,
3.854s, 2016		1,131,906	1,037,109

Compucom Systems, Inc. bank term loan FRN 10 1/4s, 2019		1,000,000	1,020,000

Gateway Casinos & Entertainment, Inc. bank term loan FRN
Ser. B1, 6s, 2016	CAD	1,482,190	1,471,230

Interactive Data Corp. bank term loan FRN Ser. B, 3 3/4s, 2018		$685,009	691,859

J. Crew Group, Inc. bank term loan FRN Ser. B, 4s, 2018		980,000	988,225

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018		575,698	580,256

MGM Resorts International bank term loan FRN Ser. B,
4 1/4s, 2019		997,500	1,012,047

Motor City Casino bank term loan FRN 6s, 2017		862,927	869,399

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017		554,472	564,869

Nortek, Inc. bank term loan FRN Class B, 5 1/4s, 2017		83,634	84,261

Roofing Supply Group, LLC bank term loan FRN
Class B, 5s, 2019		995,000	1,008,681

Sabre, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019		1,745,625	1,770,046

Station Casinos, LLC bank term loan FRN Ser. B, 5s, 2020		1,250,000	1,264,323

Tempur-Pedic International, Inc. bank term loan FRN
Ser. B, 5s, 2019		997,500	1,012,670

Travelport, LLC bank term loan FRN 9 1/2s, 2016		615,000	631,400

Travelport, LLC bank term loan FRN Ser. B, 5.533s, 2015		760,442	758,541

Travelport, LLC bank term loan FRN Ser. S, 5.534s, 2015		239,558	238,959

Van Wagner Communications, Inc. bank term loan FRN Ser. B,
8 1/4s, 2018		497,500	506,206

			20,483,097

34 Absolute Return 700 Fund

SENIOR LOANS (5.3%)* [c] cont.	Principal amount	Value

Consumer staples (0.1%)
Sprouts Farmers Market, LLC bank term loan FRN 4 1/2s, 2020	$1,000,000	$1,003,125

		1,003,125
Energy (0.2%)
Frac Tech International, LLC bank term loan FRN Ser. B,
8 1/2s, 2016	411,115	404,332

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)	399,000	404,344

Vantage Drilling Co. bank term loan FRN Class B, 6 1/4s, 2017	1,301,625	1,317,895

		2,126,571
Financials (0.7%)
CNO Financial Group, Inc. bank term loan FRN
Class B2, 5s, 2018	1,194,707	1,208,148

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017 R	1,382	1,392

Nuveen Investments, Inc. bank term loan FRN 6 1/2s, 2019	1,500,000	1,513,751

Nuveen Investments, Inc. bank term loan FRN 5.204s, 2017	1,090,000	1,099,083

Springleaf Financial Funding Co. bank term loan FRN Ser. B,
5 1/2s, 2017	667,714	669,800

Walter Investment Management Corp. bank term loan FRN
5 3/4s, 2017	1,715,506	1,741,596

		6,233,770
Health care (0.5%)
Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018	997,500	1,012,463

Kinetic Concepts, Inc. bank term loan FRN Ser. C1, 5 1/2s, 2018	1,348,199	1,371,231

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B,
4 1/4s, 2019	373,127	375,993

Pharmaceutical Product Development, Inc. bank term loan FRN
Ser. B, 4 1/4s, 2018	711,018	720,679

Steward Health Care System, LLC bank term loan FRN Ser. B,
6 3/4s, 2020	1,000,000	1,010,000

		4,490,366
Technology (0.4%)
Avaya, Inc. bank term loan FRN Ser. B5, 8s, 2018	1,308,216	1,307,889

First Data Corp. bank term loan FRN 4.199s, 2018	1,500,000	1,493,907

Lawson Software bank term loan FRN Class B2, 5 1/4s, 2018	682,346	693,002

		3,494,798
Transportation (0.2%)
Livingston International, Inc. bank term loan FRN 10s,
2020 (Canada)	1,500,000	1,533,750

		1,533,750
Utilities and power (0.2%)
EP Energy/EP Energy Finance, Inc. bank term loan FRN 5s, 2018	1,000,000	1,006,964

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.731s, 2017	1,093,159	803,745

		1,810,709

Total senior loans (cost $46,970,254)		$47,520,055

COMMODITY LINKED NOTES (2.8%)*	Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month
LIBOR less 0.16%, 2013 (Indexed to the S&P GSCI TR Index multiplied
by 3) (United Kingdom)	$2,712,000	$2,020,982

UBS AG/London 144A sr. notes, 1-month LIBOR less 0.10%, 2013
(Indexed to the S&P GSCI TR Index multiplied by 3) (Jersey)	2,712,000	2,022,109

Absolute Return 700 Fund	35

COMMODITY LINKED NOTES (2.8%)* cont.	Principal amount	Value

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013
(Indexed to the UBSIF3AT Index multiplied by 3) (Jersey)	$18,058,000	$18,729,936

Deutsche Bank AG/London 144A sr. unsec. notes, 1-month USD
LIBOR less 0.16%, 2014 (Indexed to the DB Commodity Booster OYE
Benchmark TR Index multiplied by 3) (United Kingdom)	2,667,000	2,351,494

Total commodity Linked Notes (cost $26,149,000)		$25,124,521

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.9%)*	Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)	$725,000	$590,875

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s,
2013 (Argentina)	1,305,000	1,318,050

Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015 (Argentina)	3,710,000	3,233,265

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s,
2021 (Croatia)	220,000	248,600

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s,
2017 (Croatia)	775,000	852,810

Ukraine (Government of) Financing of Infrastructural
Projects State Enterprise 144A govt. guaranty notes 8 3/8s,
2017 (Ukraine)	150,000	150,750

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s,
2013 (Ukraine)	1,700,000	1,704,930

Total foreign government and agency bonds and notes (cost $8,471,508)		$8,099,280

PURCHASED EQUITY OPTIONS	Expiration	Contract
OUTSTANDING (0.2%)*	date/strike	amount	Value

SPDR S&P 500 ETF Trust (Put)	Apr-14/$133.00	$131,654	$409,765

SPDR S&P 500 ETF Trust (Put)	Mar-14/130.00	132,496	321,991

SPDR S&P 500 ETF Trust (Put)	Feb-14/130.00	131,634	266,822

SPDR S&P 500 ETF Trust (Put)	Jan-14/125.00	132,805	169,215

SPDR S&P 500 ETF Trust (Put)	Dec-13/120.00	196,257	149,958

SPDR S&P 500 ETF Trust (Put)	Nov-13/115.00	163,591	71,995

SPDR S&P 500 ETF Trust (Put)	Oct-13/123.00	169,261	92,774

SPDR S&P 500 ETF Trust (Put)	Sep-13/125.00	178,845	79,975

SPDR S&P 500 ETF Trust (Put)	Aug-13/115.00	99,419	13,161

SPDR S&P 500 ETF Trust (Put)	Aug-13/115.00	64,700	8,565

SPDR S&P 500 ETF Trust (Put)	Jul-13/115.00	121,567	7,278

SPDR S&P 500 ETF Trust (Put)	Jul-13/115.00	42,700	2,556

SPDR S&P 500 ETF Trust (Put)	Jun-13/110.00	144,323	1,719

SPDR S&P 500 ETF Trust (Put)	Jun-13/110.00	20,000	238

SPDR S&P 500 ETF Trust (Put)	May-13/108.00	129,078	30

Total purchased equity options outstanding (cost $8,644,893)			$1,596,042

INVESTMENT COMPANIES (0.1%)*		Shares	Value

Ares Capital Corp.		52,100	$946,136

Total investment companies (cost $917,117)			$946,136

36 Absolute Return 700 Fund

SHORT-TERM INVESTMENTS (30.2%)*	Principal amount/shares	Value

Putnam Short Term Investment Fund 0.04% L	138,093,934	$138,093,934

SSgA Prime Money Market Fund 0.04% P	22,330,000	22,330,000

U.S. Treasury Bills with an effective yield of 0.12%,
December 12, 2013 # Δ	$7,500,000	7,495,785

U.S. Treasury Bills with an effective yield of 0.15%,
November 14, 2013 #	16,500,000	16,492,773

U.S. Treasury Bills with effective yields ranging from 0.15%
to 0.18%, August 22, 2013 #	26,500,000	26,495,416

U.S. Treasury Bills with effective yields ranging from 0.15%
to 0.18%, July 25, 2013	20,000,000	19,997,640

U.S. Treasury Bills with an effective yield of 0.16%,
June 27, 2013	16,500,000	16,495,768

U.S. Treasury Bills with an effective yield of 0.17%, May 30, 2013	5,000,000	4,999,325

U.S. Treasury Bills with an effective yield of 0.17%, May 2, 2013	7,250,000	7,249,966

Straight-A Funding, LLC 144A discounted commercial paper
with an effective yield of 0.15%, June 5, 2013	12,528,000	12,526,173

Total short-term investments (cost $272,153,667)		$272,176,780

TOTAL INVESTMENTS

Total investments (cost $1,074,636,873)		$1,127,610,786

Key to holding’s currency abbreviations

CAD Canadian Dollar

EUR Euro

GBP British Pound

Key to holding’s abbreviations

EMTN Euro Medium Term Notes

ETF Exchange Traded Fund

FRB Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period

FRN Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period

IFB Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.

IO Interest Only

MTN Medium Term Notes

OAO Open Joint Stock Company

OJSC Open Joint Stock Company

PO Principal Only

SPDR S&P Depository Receipts

TBA To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2012 through April 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $901,247,664.

† Non-income-producing security.

Absolute Return 700 Fund	37

ΔΔ Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $428,610, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $640,170,305 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $289,073,629) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	6/19/13	$1,272,427	$1,242,259	$(30,168)

	Canadian Dollar	Sell	7/17/13	2,571,364	2,535,763	(35,601)

	Chilean Peso	Buy	7/17/13	1,450,149	1,440,866	9,283

	Euro	Sell	6/19/13	3,173,638	3,087,259	(86,379)

	Japanese Yen	Sell	5/15/13	3,667,834	3,867,520	199,686

	Peruvian New Sol	Buy	7/17/13	1,810,129	1,855,829	(45,700)

	Swiss Franc	Sell	6/19/13	1,127,968	1,116,454	(11,514)

Barclays Bank PLC
	Australian Dollar	Buy	7/17/13	1,793,888	1,797,140	(3,252)

	Brazilian Real	Buy	7/17/13	1,935,374	1,920,066	15,308

	British Pound	Sell	6/19/13	188,053	170,807	(17,246)

	Canadian Dollar	Sell	7/17/13	1,485,092	1,443,394	(41,698)

	Chilean Peso	Buy	7/17/13	2,249,759	2,235,592	14,167

38 Absolute Return 700 Fund

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $289,073,629) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC cont.
	Euro	Sell	6/19/13	$4,315,126	$4,320,008	$4,882

	Indonesian Rupiah	Buy	5/15/13	1,155,638	1,151,743	3,895

	Japanese Yen	Sell	5/15/13	5,881,978	6,206,357	324,379

	Malaysian Ringgit	Buy	5/15/13	1,904,959	1,874,961	29,998

	Mexican Peso	Buy	7/17/13	1,021,859	1,001,894	19,965

	New Taiwan Dollar	Buy	5/15/13	247,787	245,982	1,805

	Norwegian Krone	Buy	6/19/13	1,327,285	1,337,198	(9,913)

	Norwegian Krone	Sell	6/19/13	1,327,285	1,322,980	(4,305)

	Polish Zloty	Buy	6/19/13	396,925	399,698	(2,773)

	Russian Ruble	Buy	6/19/13	520,300	520,141	159

	South Korean Won	Buy	5/15/13	1,796,721	1,792,988	3,733

	South Korean Won	Sell	5/15/13	1,796,721	1,764,910	(31,811)

	Swedish Krona	Buy	6/19/13	3,689,020	3,677,974	11,046

	Swiss Franc	Sell	6/19/13	2,508,151	2,466,140	(42,011)

	Turkish Lira	Buy	6/19/13	508,709	510,122	(1,413)

Citibank, N.A.
	Australian Dollar	Buy	7/17/13	5,955,572	5,968,785	(13,213)

	Brazilian Real	Buy	7/17/13	2,000,246	1,997,699	2,547

	British Pound	Sell	6/19/13	1,348,362	1,321,266	(27,096)

	Canadian Dollar	Buy	7/17/13	1,344,490	1,334,777	9,713

	Canadian Dollar	Sell	7/17/13	1,349,346	1,323,890	(25,455)

	Euro	Sell	6/19/13	1,577,005	1,575,108	(1,897)

	Japanese Yen	Sell	5/15/13	3,631,686	3,864,406	232,720

	Singapore Dollar	Buy	5/15/13	203,946	201,094	2,852

	Singapore Dollar	Sell	5/15/13	203,946	201,259	(2,687)

	South African Rand	Buy	7/17/13	398,704	398,465	239

	South Korean Won	Buy	5/15/13	1,609,050	1,619,036	(9,986)

	South Korean Won	Sell	5/15/13	1,609,050	1,576,732	(32,318)

	Swedish Krona	Buy	6/19/13	1,198,539	1,180,017	18,522

	Swiss Franc	Sell	6/19/13	747,495	722,901	(24,594)

	Thai Baht	Buy	5/15/13	1,184,286	1,160,068	24,218

	Turkish Lira	Buy	6/19/13	762,980	761,624	1,356

Credit Suisse International
	Australian Dollar	Buy	7/17/13	4,447,350	4,455,585	(8,235)

	Brazilian Real	Buy	7/17/13	1,681,428	1,665,931	15,497

	British Pound	Buy	6/19/13	270,201	307,317	(37,116)

	Canadian Dollar	Sell	7/17/13	530,900	523,359	(7,541)

	Chilean Peso	Buy	7/17/13	1,510,389	1,501,661	8,728

	Chinese Yuan	Buy	5/15/13	1,324,131	1,308,348	15,783

	Czech Koruna	Buy	6/19/13	780,971	779,341	1,630

	Czech Koruna	Sell	6/19/13	780,971	779,592	(1,379)

	Euro	Sell	6/19/13	2,900,024	2,876,053	(23,971)

Absolute Return 700 Fund 39

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $289,073,629) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International cont.
	Indonesian Rupiah	Buy	5/15/13	$398,924	$399,775	$(851)

	Japanese Yen	Sell	5/15/13	5,963,293	6,281,788	318,495

	Mexican Peso	Buy	7/17/13	1,732,752	1,699,089	33,663

	Norwegian Krone	Sell	6/19/13	10,750	13,713	2,963

	Philippine Peso	Buy	5/15/13	978,499	994,923	(16,424)

	Polish Zloty	Buy	6/19/13	779,401	766,332	13,069

	Polish Zloty	Sell	6/19/13	779,401	771,195	(8,206)

	Russian Ruble	Buy	6/19/13	1,073,418	1,101,928	(28,510)

	South African Rand	Sell	7/17/13	408,832	379,403	(29,429)

	South Korean Won	Buy	5/15/13	1,524,054	1,535,459	(11,405)

	South Korean Won	Sell	5/15/13	1,524,054	1,502,473	(21,581)

	Swedish Krona	Buy	6/19/13	2,977,749	3,040,644	(62,895)

	Swiss Franc	Sell	6/19/13	2,729,161	2,692,784	(36,377)

	Turkish Lira	Buy	6/19/13	330,036	333,501	(3,465)

Deutsche Bank AG
	Australian Dollar	Buy	7/17/13	1,693,477	1,696,564	(3,087)

	Brazilian Real	Buy	7/17/13	690,286	692,080	(1,794)

	British Pound	Buy	6/19/13	225,167	220,062	5,105

	British Pound	Sell	6/19/13	225,167	217,602	(7,565)

	Canadian Dollar	Sell	7/17/13	527,036	524,247	(2,789)

	Euro	Sell	6/19/13	3,947,190	3,897,093	(50,097)

	Japanese Yen	Sell	5/15/13	2,968,424	3,131,070	162,646

	Mexican Peso	Buy	7/17/13	1,209,115	1,192,737	16,378

	Norwegian Krone	Sell	6/19/13	1,710,875	1,677,567	(33,308)

	Polish Zloty	Buy	6/19/13	1,258,412	1,243,721	14,691

	Singapore Dollar	Buy	5/15/13	1,437,205	1,429,367	7,838

	Singapore Dollar	Sell	5/15/13	1,437,205	1,416,946	(20,259)

	South Korean Won	Buy	5/15/13	1,543,821	1,545,634	(1,813)

	South Korean Won	Sell	5/15/13	1,543,821	1,521,675	(22,146)

	Swedish Krona	Buy	6/19/13	1,347,494	1,349,277	(1,783)

	Swedish Krona	Sell	6/19/13	1,347,494	1,326,088	(21,406)

	Swiss Franc	Sell	6/19/13	2,518,803	2,481,081	(37,722)

	Turkish Lira	Buy	6/19/13	310,664	307,711	2,953

Goldman Sachs International
	British Pound	Sell	6/19/13	813,396	797,392	(16,004)

	Canadian Dollar	Sell	7/17/13	1,335,177	1,305,038	(30,139)

	Euro	Sell	6/19/13	5,309,465	5,264,054	(45,411)

	Japanese Yen	Sell	5/15/13	3,278,384	3,406,996	128,612

	Norwegian Krone	Sell	6/19/13	1,202,059	1,212,220	10,161

HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/13	2,060,275	2,062,652	(2,377)

	British Pound	Sell	6/19/13	554,533	535,755	(18,778)

40 Absolute Return 700 Fund

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $289,073,629) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

HSBC Bank USA, National Association cont.
	Canadian Dollar	Sell	7/17/13	$655,252	$631,956	$(23,296)

	Euro	Sell	6/19/13	2,195,767	2,206,748	10,981

	Indian Rupee	Buy	5/15/13	806,929	802,409	4,520

	Japanese Yen	Sell	5/15/13	3,900,368	4,086,374	186,006

	Norwegian Krone	Buy	6/19/13	679,240	669,830	9,410

	Norwegian Krone	Sell	6/19/13	679,240	676,937	(2,303)

	Philippine Peso	Buy	5/15/13	543,224	552,672	(9,448)

	Russian Ruble	Buy	6/19/13	939,208	971,557	(32,349)

	South African Rand	Buy	7/17/13	398,715	398,459	256

	South Korean Won	Buy	5/15/13	1,609,050	1,615,119	(6,069)

	South Korean Won	Sell	5/15/13	1,609,050	1,576,626	(32,424)

	Swiss Franc	Sell	6/19/13	82,206	86,193	3,987

	Thai Baht	Buy	5/15/13	396,323	400,723	(4,400)

	Turkish Lira	Buy	6/19/13	882,372	876,631	5,741

	Turkish Lira	Sell	6/19/13	882,372	872,057	(10,315)

JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/17/13	3,580,457	3,586,323	(5,866)

	Brazilian Real	Buy	7/17/13	2,126,724	2,111,539	15,185

	British Pound	Buy	6/19/13	1,338,890	1,389,874	(50,984)

	Canadian Dollar	Sell	7/17/13	470,952	451,080	(19,872)

	Chilean Peso	Buy	7/17/13	1,497,712	1,488,280	9,432

	Chinese Yuan	Buy	5/15/13	924,614	911,456	13,158

	Euro	Buy	6/19/13	14,260,230	14,052,399	207,831

	Euro	Sell	6/19/13	14,260,230	14,067,613	(192,617)

	Hungarian Forint	Buy	6/19/13	399,101	400,225	(1,124)

	Japanese Yen	Sell	5/15/13	2,848,209	3,038,584	190,375

	Malaysian Ringgit	Buy	5/15/13	1,298,104	1,275,278	22,826

	Mexican Peso	Buy	7/17/13	1,591,536	1,560,829	30,707

	New Taiwan Dollar	Buy	5/15/13	314,601	319,835	(5,234)

	Norwegian Krone	Buy	6/19/13	399,913	393,112	6,801

	Polish Zloty	Buy	6/19/13	132,750	131,156	1,594

	Polish Zloty	Sell	6/19/13	132,750	129,367	(3,383)

	Russian Ruble	Buy	6/19/13	798,012	793,662	4,350

	South Korean Won	Buy	5/15/13	789,042	793,813	(4,771)

	South Korean Won	Sell	5/15/13	789,042	778,015	(11,027)

	Swedish Krona	Buy	6/19/13	1,232,479	1,263,282	(30,803)

	Swiss Franc	Sell	6/19/13	1,305,401	1,318,011	12,610

	Turkish Lira	Buy	6/19/13	946,426	942,049	4,377

State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/13	1,157,197	1,157,673	(476)

	Brazilian Real	Buy	7/17/13	1,491,809	1,475,962	15,847

	British Pound	Buy	6/19/13	3,882	27,094	(23,212)

Absolute Return 700 Fund	41

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $289,073,629) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co. cont.
	Canadian Dollar	Sell	7/17/13	$1,229,056	$1,212,557	$(16,499)

	Chilean Peso	Buy	7/17/13	1,679,830	1,669,949	9,881

	Colombian Peso	Buy	7/17/13	1,438,902	1,439,023	(121)

	Czech Koruna	Buy	6/19/13	221,290	221,321	(31)

	Czech Koruna	Sell	6/19/13	221,290	219,778	(1,512)

	Euro	Sell	6/19/13	3,136,753	3,074,777	(61,976)

	Japanese Yen	Sell	5/15/13	5,922,698	6,242,155	319,457

	Mexican Peso	Buy	7/17/13	1,109,487	1,095,062	14,425

	Polish Zloty	Buy	6/19/13	395,158	387,605	7,553

	South Korean Won	Buy	5/15/13	2,326,410	2,347,039	(20,629)

	South Korean Won	Sell	5/15/13	2,326,410	2,281,342	(45,068)

	Swedish Krona	Buy	6/19/13	1,676,988	1,613,816	63,172

	Swiss Franc	Sell	6/19/13	882,319	857,223	(25,096)

	Turkish Lira	Buy	6/19/13	228,295	233,057	(4,762)

UBS AG
	Australian Dollar	Buy	7/17/13	1,778,940	1,783,151	(4,211)

	British Pound	Sell	6/19/13	552,514	526,490	(26,024)

	Canadian Dollar	Sell	7/17/13	1,248,477	1,235,581	(12,896)

	Chilean Peso	Buy	7/17/13	789,497	792,888	(3,391)

	Czech Koruna	Buy	6/19/13	339,929	339,953	(24)

	Czech Koruna	Sell	6/19/13	339,929	337,494	(2,435)

	Euro	Sell	6/19/13	1,795,028	1,787,766	(7,262)

	Hungarian Forint	Buy	6/19/13	399,101	400,247	(1,146)

	Japanese Yen	Sell	5/15/13	5,804,640	6,052,086	247,446

	Mexican Peso	Buy	7/17/13	1,674,892	1,658,485	16,407

	New Taiwan Dollar	Buy	5/15/13	650,467	651,960	(1,493)

	Norwegian Krone	Buy	6/19/13	44,558	53,906	(9,348)

	Philippine Peso	Buy	5/15/13	392,595	393,767	(1,172)

	Russian Ruble	Buy	6/19/13	143,322	144,476	(1,154)

	Singapore Dollar	Buy	5/15/13	1,409,276	1,399,814	9,462

	Singapore Dollar	Sell	5/15/13	1,409,276	1,389,396	(19,880)

	Swedish Krona	Buy	6/19/13	1,197,321	1,184,037	13,284

	Swiss Franc	Buy	6/19/13	1,793,581	1,788,849	4,732

	Swiss Franc	Sell	6/19/13	1,793,581	1,780,189	(13,392)

	Turkish Lira	Buy	6/19/13	799,447	790,803	8,644

	Turkish Lira	Sell	6/19/13	799,447	789,296	(10,151)

WestPac Banking Corp.
	Australian Dollar	Buy	7/17/13	3,311,595	3,317,583	(5,988)

	British Pound	Sell	6/19/13	1,355,662	1,343,025	(12,637)

	Canadian Dollar	Sell	7/17/13	459,162	457,173	(1,989)

	Euro	Buy	6/19/13	3,844,436	3,773,692	70,744

	Euro	Sell	6/19/13	3,844,436	3,795,888	(48,548)

42 Absolute Return 700 Fund

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $289,073,629) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

WestPac Banking Corp. cont.
	Japanese Yen	Sell	5/15/13	$4,328,376	$4,541,765	$213,389

	Mexican Peso	Buy	7/17/13	724,366	710,367	13,999

Total						$1,513,573

FUTURES CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury
Bond 10 yr (Long)	231	$29,915,264	Jun-13	$1,175,476

Canadian Government Bond
10 yr (Long)	13	1,764,475	Jun-13	61,242

S&P 500 Index E-Mini (Long)	811	64,563,710	Jun-13	2,421,471

S&P Mid Cap 400 Index
E-Mini (Long)	465	53,833,050	Jun-13	2,046,327

U.K. Gilt 10 yr (Long)	163	30,386,054	Jun-13	1,523,835

U.S. Treasury Bond 30 yr (Long)	348	51,634,500	Jun-13	1,481,128

Euro STOXX 50 Index (Short)	266	9,349,743	Jun-13	(363,720)

FTSE 100 Index (Short)	92	9,122,544	Jun-13	80,493

NASDAQ 100 Index E-Mini (Short)	517	29,779,200	Jun-13	(997,114)

U.S. Treasury Note 10 yr (Short)	450	60,011,719	Jun-13	(707,496)

Total				$6,721,642

WRITTEN EQUITY OPTIONS OUTSTANDING at 4/30/13 (premiums $952,490) (Unaudited)

	Expiration	Contract
	date/strike	amount	Value

SPDR S&P 500 ETF Trust (Call)	May-13/$160.00	$922,731	$1,276,073

SPDR S&P 500 ETF Trust (Call)	May-13/161.00	922,731	830,458

SPDR S&P 500 ETF Trust (Put)	May-13/90.00	129,078	5

Total			$2,106,536

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Barclays Bank PLC
1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	$2,506,000	$10,024

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	2,506,000	(26,238)

2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	5,472,000	42,080

Citibank, N.A.
2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	5,472,000	41,861

Absolute Return 700 Fund 43

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Credit Suisse International
1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	$2,958,000	$10,885

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	2,958,000	(29,373)

2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	5,472,000	41,642

Deutsche Bank AG
1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	2,958,000	11,122

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	2,958,000	(28,870)

2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	5,472,000	42,682

Goldman Sachs International
1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	15,233,632	41,740

1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	17,405,000	39,683

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	15,233,632	(133,447)

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	17,405,000	(149,857)

JPMorgan Chase Bank N.A.
1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	4,392,514	13,617

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	4,392,514	(43,222)

Total			$(115,671)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/13 (proceeds receivable $91,503,867) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, May 1, 2043	$81,000,000	5/13/13	$84,727,264

Government National Mortgage Association, 3s, May 1, 2043	7,000,000	5/21/13	7,435,859

Total			$92,163,123

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty/	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
$6,034,000 E	$59,866	6/19/23	3 month USD-	2.00%	$122,560
			LIBOR-BBA

Barclays Bank PLC
7,310,000 E	7,263	6/19/15	3 month USD-	0.40%	12,745
			LIBOR-BBA

13,437,000 E	(50,294)	6/19/18	1.00%	3 month USD-	(127,691)
				LIBOR-BBA

44 Absolute Return 700 Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
	Swap counterparty/	premium	Termination	made by	received by	appreciation/
	Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

	Barclays Bank PLC cont.
	$24,743,000 E	$38,787	6/19/23	3 month USD-	2.00%	$295,866
				LIBOR-BBA

	2,937,000 E	(41,526)	6/19/43	3.00%	3 month USD-	(149,343)
					LIBOR-BBA

	7,177,000 E	2,821	6/19/15	0.40%	3 month USD-	(2,563)
					LIBOR-BBA

	8,621,000 E	(106,090)	6/19/23	2.00%	3 month USD-	(195,662)
					LIBOR-BBA

GBP	1,320,000	—	8/15/31	3.6%	6 month GBP-	(328,594)
					LIBOR-BBA

	Citibank, N.A.
	10,265,000 E	(9,926)	6/19/15	0.40%	3 month USD-	(17,624)
					LIBOR-BBA

	16,948,000 E	159,776	6/19/23	3 month USD-	2.00%	335,865
				LIBOR-BBA

	2,116,000 E	(44,133)	6/19/23	2.00%	3 month USD-	(66,118)
					LIBOR-BBA

	1,731,000 E	(13,503)	6/19/43	3.00%	3 month USD-	(77,048)
					LIBOR-BBA

	8,697,000 E	(23,168)	6/19/18	1.00%	3 month USD-	(73,262)
					LIBOR-BBA

	Credit Suisse International
	1,166,000 E	12,826	6/19/43	3.00%	3 month USD-	(29,978)
					LIBOR-BBA

	43,069,000 E	(456,092)	6/19/23	2.00%	3 month USD-	(903,582)
					LIBOR-BBA

	254,152,000 E	(250,084)	6/19/15	0.40%	3 month USD-	(440,697)
					LIBOR-BBA

	28,927,000 E	(84,232)	6/19/18	1.00%	3 month USD-	(250,852)
					LIBOR-BBA

	780,000 E	8,907	6/19/43	3 month USD-	3.00%	37,541
				LIBOR-BBA

	15,466,000 E	21,749	6/19/23	3 month USD-	2.00%	182,442
				LIBOR-BBA

	25,228,000 E	185	6/19/15	3 month USD-	0.40%	19,106
				LIBOR-BBA

	Deutsche Bank AG
	614,000 E	1,571	6/19/18	3 month USD-	1.00%	5,108
				LIBOR-BBA

	10,911,000 E	88,040	6/19/23	3 month USD-	2.00%	201,405
				LIBOR-BBA

	93,000 E	107	6/19/15	3 month USD-	0.40%	176
				LIBOR-BBA

	2,116,000 E	(44,133)	6/19/23	2.00%	3 month USD-	(66,118)
					LIBOR-BBA

	13,468,000 E	30,548	6/19/43	3 month USD-	3.00%	524,958
				LIBOR-BBA

Absolute Return 700 Fund 45

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International
	$529,000 E	$12,484	6/19/23	3 month USD-	2.00%	$17,981
				LIBOR-BBA

	32,817,000 E	28,015	6/19/15	3 month USD-	0.40%	52,628
				LIBOR-BBA

	565,000 E	(2,362)	6/19/18	3 month USD-	1.00%	893
				LIBOR-BBA

	9,779,000 E	(8,324)	6/19/23	2.00%	3 month USD-	(109,928)
					LIBOR-BBA

	1,425,000 E	(15,005)	6/19/43	3 month USD-	3.00%	37,307
				LIBOR-BBA

GBP	1,320,000	—	9/23/31	6 month GBP-	3.1175%	166,326
				LIBOR-BBA

JPMorgan Chase Bank N.A.
	8,442,000 E	(9,364)	6/19/15	0.40%	3 month USD-	(15,695)
					LIBOR-BBA

	759,000 E	6,394	6/19/23	3 month USD-	2.00%	14,280
				LIBOR-BBA

CAD	1,830,000	—	9/21/21	2.3911%	3 month CAD-	(61,379)
					BA-CDOR

Total						$(888,947)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)
		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$1,410,534	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(16,439)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	624,511	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(7,278)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	4,585,780	(25,080)	1/12/41	(4.50%) 1 month	Synthetic TRS Index	57,530
				USD-LIBOR	4.50% 30 year Fannie
					Mae pools

	2,141,781	34,135	1/12/41	4.50% (1 month	Synthetic TRS Index	(7,372)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

baskets	1,168,032	—	3/14/14	(3 month USD-	A basket	3,104,559
				LIBOR-BBA plus	(MLTRFCF2) of
				0.10%)	common stocks

units	30,445	—	3/14/14	3 month USD-	Russell 1000 Total	(3,027,444)
				LIBOR-BBA minus	Return Index
				0.07%

46 Absolute Return 700 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$540,876	$—	1/12/40	5.00% (1 month	Synthetic MBX Index	$1,449
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,088,415	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	8,640
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

942,090	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(9,214)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,463,229	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	19,553
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,749,217	—	1/12/40	5.00% (1 month	Synthetic MBX Index	4,686
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,498,305	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(436)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

31,294,696	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(364,729)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,974,974	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(23,018)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

6,256,831	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	49,667
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

850,140	—	1/12/40	4.00% (1 month	Synthetic MBX Index	4,755
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

590,349	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(172)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

836,460	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(9,749)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

589,427	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(4,589)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

5,511,045	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	43,747
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

4,932,954	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(1,435)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,503,699	—	1/12/40	4.00% (1 month	Synthetic MBX Index	8,410
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

Absolute Return 700 Fund 47

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$175,596	$—	1/12/40	4.00% (1 month	Synthetic TRS Index	$(1,991)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

73,750	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(693)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

404,751	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	3,213
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,620,000	—	4/7/16	(2.63%)	USA Non Revised	(67,308)
				Consumer Price
				Index- Urban (CPI-U)

339,451	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(99)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,593,609	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(28,114)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

6,668,375	—	1/12/41	3.50% (1 month	Synthetic MBX Index	44,923
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

955,073	—	1/12/41	3.50% (1 month	Synthetic MBX Index	6,434
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

3,542,092	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(1,030)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

9,397,989	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	74,602
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

5,567,668	—	1/12/40	4.00% (1 month	Synthetic MBX Index	31,140
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,326,082	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	18,465
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

9,684,185	—	1/12/40	4.50% (1 month	Synthetic MBX Index	17,359
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

6,051,298	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(70,526)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

6,416,494	—	1/12/40	4.50% (1 month	Synthetic MBX Index	11,502
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

488,025	—	1/12/40	5.00% (1 month	Synthetic MBX Index	1,308
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

48 Absolute Return 700 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$13,674	$—	1/12/40	4.50% (1 month	Synthetic MBX Index	$25
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

17,441,263	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(5,073)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

473,533	—	1/12/40	5.00% (1 month	Synthetic MBX Index	1,269
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,536,532	—	1/12/40	5.00% (1 month	Synthetic MBX Index	4,117
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,113,719	—	1/12/40	5.00% (1 month	Synthetic MBX Index	2,984
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,402,203	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	42,379
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

248,005	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	483
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

249,286	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	1,979
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

7,106,154	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	56,409
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

8,608,212	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	16,775
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

5,075,870	—	1/12/38	6.50% (1 month	Synthetic MBX Index	(40,292)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

6,148,723	—	1/12/39	6.00% (1 month	Synthetic MBX Index	(11,982)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

2,693,168	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	47,512
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

414,210	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	7,307
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

3,026,216	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	35,269
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

1,147,656	(4,931)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(2,535)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

Absolute Return 700 Fund 49

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	$573,828	$(1,390)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	$(191)
				USD-LIBOR	5.50% 30 year Fannie
					Mae pools

	573,828	(2,466)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(1,267)
				USD-LIBOR	5.50% 30 year Fannie
					Mae pools

	2,141,781	34,804	1/12/41	4.50% (1 month	Synthetic TRS Index	(6,702)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	1,151,586	(4,228)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(1,655)
				USD-LIBOR	5.50% 30 year Fannie
					Mae pools

	2,991,116	(10,983)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(4,298)
				USD-LIBOR	5.50% 30 year Fannie
					Mae pools

	1,151,586	(4,228)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(1,655)
				USD-LIBOR	5.50% 30 year Fannie
					Mae pools

	358,398	(3,696)	1/12/38	(6.50%) 1 month	Synthetic MBX Index	211
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

Citibank, N.A.
	1,975,897	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(575)
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	936,883	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(273)
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	1,432,069	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(16,690)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	3,069,559	—	1/12/41	(3.50%) 1 month	Synthetic TRS Index	48,096
				USD-LIBOR	3.50% 30 year Fannie
					Mae pools

baskets	35	—	2/13/14	(3 month USD-	A basket	276,467
				LIBOR-BBA plus	(CGPUTQL2) of
				0.10%)	common stocks

baskets	492	—	2/13/14	(3 month USD-	A basket	4,038,082
				LIBOR-BBA plus	(CGPUTQL2) of
				0.10%)	common stocks

baskets	529,295	—	3/21/14	(3 month USD-	A basket	(2,282,774)
				LIBOR-BBA minus	(CGPUTS15) of
				5.20%)	common stocks

50 Absolute Return 700 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A. cont.
units	11,330	$—	2/13/14	3 month USD-	Russell 1000 Total	$(2,613,403)
				LIBOR-BBA minus	Return Index
				0.15%

units	707	—	2/13/14	3 month USD-	Russell 1000 Total	(194,468)
				LIBOR-BBA minus	Return Index
				0.15%

Credit Suisse International
	$1,180,697	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(343)
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	120,142	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(1,400)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	623,944	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(7,272)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,654,160	29,465	1/12/41	4.50% (1 month	Synthetic TRS Index	(2,592)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	2,141,781	36,812	1/12/41	4.50% (1 month	Synthetic TRS Index	(4,695)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

Goldman Sachs International
	535,048	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(5,028)
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	1,875,297	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(17,624)
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	1,446,653	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(13,596)
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	517,971	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(4,032)
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	5,122,890	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(39,881)
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	1,500,000	—	3/1/16	2.47%	USA Non Revised	20,610
					Consumer Price
					Index-Urban (CPI-U)

	1,125,000	—	3/3/16	2.45%	USA Non Revised	14,321
					Consumer Price
					Index-Urban (CPI-U)

	2,609,296	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(24,522)
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

Absolute Return 700 Fund	51

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$119,575	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(1,394)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,152,115	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(13,428)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,157,430	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(20,419)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

2,338,746	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(22,875)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,338,746	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(22,875)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

322,456	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(3,758)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,107,346	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(12,906)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,981,563	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(34,958)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

4,568,225	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(53,241)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,718,998	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(30,326)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,918,464	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	15,229
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

720,778	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	5,722
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

6,151,038	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(71,688)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

4,480,218	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(79,038)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,683,096	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(29,692)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

562,173	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(6,552)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

52 Absolute Return 700 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$522,851	$—	1/12/39	6.00% (1 month	Synthetic TRS Index	$(4,070)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

943,571	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(7,346)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

110,705	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(1,040)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,317,648	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(23,245)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

6,871,359	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(77,917)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

991,848	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(7,721)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

592,564	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(4,613)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,983,869	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(15,444)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,504,659	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(26,545)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

409,211	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(3,846)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

4,538,757	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(52,898)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

216,482	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(2,523)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

483,401	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(5,634)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,628,092	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	20,862
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

269,834	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(2,536)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

408,414	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(3,838)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

Absolute Return 700 Fund	53

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$136,350	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	$1,082
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

363,495	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	2,885
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

396,308	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(3,725)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

792,776	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(7,451)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

536,960	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(5,046)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,082,082	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(24,266)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,684,820	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(19,636)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,228,530	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(37,627)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,399,438	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(27,965)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

308,381	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(2,898)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,086,377	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(12,661)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,055,133	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(19,314)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

3,818,487	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(37,348)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,762,935	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	43,856
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

3,537,645	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(34,605)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,632,726	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	28,804
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

54 Absolute Return 700 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$958,302	$—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	$11,169
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	3,069,559	—	1/12/41	3.50% (1 month	Synthetic TRS Index	(48,096)
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	3,719,692	(41,265)	1/12/38	(6.50%) 1 month	Synthetic TRS Index	1,046
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	3,721,999	40,709	1/12/39	6.00% (1 month	Synthetic TRS Index	4,941
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	1,933,604	11,481	1/12/41	4.00% (1 month	Synthetic TRS Index	(13,827)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,931,729	25,958	1/12/41	4.50% (1 month	Synthetic TRS Index	(11,238)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	4,047,422	(24,032)	1/12/41	(4.00%) 1 month	Synthetic TRS Index	28,942
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	4,044,574	53,085	1/12/41	4.50% (1 month	Synthetic TRS Index	(24,794)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	2,141,781	36,477	1/12/41	4.50% (1 month	Synthetic TRS Index	(5,029)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

JPMorgan Chase Bank N.A.
	1,733,557	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(20,204)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	2,613,327	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(46,103)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

UBS AG
	105,185	—	5/22/13	3 month USD-	MSCI Emerging	428,634
				LIBOR-BBA plus	Markets TR Net USD
				0.25%

	3,134	—	5/22/13	3 month USD-	MSCI Emerging	12,876
				LIBOR-BBA plus	Markets TR Net USD
				0.25%

	4,261	—	5/22/13	3 month USD-	MSCI Emerging	17,506
				LIBOR-BBA plus	Markets TR Net USD
				0.25%

baskets	476,409	—	5/22/13	(3 month USD-	A basket	1,672,507
				LIBOR-BBA plus	(UBSEMBSK) of
				75 bp)	common stocks

Total						$431,645

Absolute Return 700 Fund 55

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.
DJ CDX NA CMBX	BBB–/P	9,522	158,000	5/11/63	300 bp	$7,262
BBB Index

DJ CDX NA CMBX	BBB–/P	15,379	225,000	5/11/63	300 bp	12,162
BBB Index

DJ CDX NA CMBX	BBB–/P	19,446	315,000	5/11/63	300 bp	14,942
BBB Index

DJ CDX NA CMBX	BBB–/P	18,582	326,000	5/11/63	300 bp	13,920
BBB Index

Credit Suisse International
DJ CDX NA CMBX	BBB–/P	23,820	327,000	5/11/63	300 bp	19,144
BBB Index

DJ CDX NA CMBX	BBB–/P	36,250	473,000	5/11/63	300 bp	29,486
BBB Index

DJ CDX NA IG	BBB+/P	(191,836)	38,800,000	6/20/18	100 bp	323,127
Series 20 Index

Goldman Sachs International
DJ CDX NA IG	BBB+/P	(47,414)	7,950,000	6/20/18	100 bp	56,112
Series 20 Index

DJ CDX NA IG	BBB+/P	(38,474)	7,000,000	6/20/18	100 bp	55,598
Series 20 Index

Total						$531,753

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

56 Absolute Return 700 Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$7,412,042	$—	$—

Capital goods	10,885,719	—	—

Communication services	10,418,001	—	—

Conglomerates	22,577,020	—	—

Consumer cyclicals	47,365,900	—	—

Consumer staples	42,202,859	—	—

Energy	26,373,400	428,610	—

Financials	47,389,776	—	—

Health care	38,426,725	—	—

Technology	68,502,280	—	—

Transportation	6,474,402	—	—

Utilities and power	9,261,998	—	—

Total common stocks	337,290,122	428,610	—

Commodity linked notes	—	25,124,521	—

Corporate bonds and notes	—	102,751,485	—

Foreign government and agency bonds and notes	—	8,099,280	—

Investment companies	946,136	—	—

Mortgage-backed securities	—	124,723,968	—

Purchased equity options outstanding	—	1,596,042	—

Senior loans	—	47,520,055	—

U.S. government and agency mortgage obligations	—	206,953,787	—

Short-term investments	160,423,934	111,752,846	—

Totals by level	$498,660,192	$628,950,594	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,513,573	$—

Futures contracts	6,721,642	—	—

Written equity options outstanding	—	(2,106,536)	—

Forward premium swap option contracts	—	(115,671)	—

TBA sale commitments	—	(92,163,123)	—

Interest rate swap contracts	—	(210,050)	—

Total return swap contracts	—	251,018	—

Credit default contracts	—	686,478	—

Totals by level	$6,721,642	$(92,144,311)	$—

The accompanying notes are an integral part of these financial statements.

Absolute Return 700 Fund	57

Statement of assets and liabilities 4/30/13 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $936,542,939)	$989,516,852
Affiliated issuers (identified cost $138,093,934) (Notes 1 and 6)	138,093,934

Foreign currency (cost $187,162) (Note 1)	190,538

Dividends, interest and other receivables	2,388,290

Receivable for shares of the fund sold	9,335,965

Receivable for investments sold	11,317,451

Receivable for sales of delayed delivery securities (Note 1)	94,331,667

Receivable for variation margin (Note 1)	475,836

Unrealized appreciation on forward premium swap option contracts (Note 1)	295,336

Unrealized appreciation on forward currency contracts (Note 1)	3,457,274

Unrealized appreciation on OTC swap contracts (Note 1)	12,981,238

Premium paid on OTC swap contracts (Note 1)	1,558,259

Total assets	1,263,942,640

LIABILITIES

Payable to custodian	605,241

Payable for investments purchased	4,484,402

Payable for purchases of delayed delivery securities (Note 1)	215,740,596

Payable for shares of the fund repurchased	7,982,227

Payable for compensation of Manager (Note 2)	594,383

Payable for custodian fees (Note 2)	26,695

Payable for investor servicing fees (Note 2)	84,572

Payable for Trustee compensation and expenses (Note 2)	46,904

Payable for administrative services (Note 2)	1,632

Payable for distribution fees (Note 2)	222,654

Unrealized depreciation on forward premium swap option contracts (Note 1)	411,007

Unrealized depreciation on forward currency contracts (Note 1)	1,943,701

Unrealized depreciation on OTC swap contracts (Note 1)	12,906,787

Premium received on OTC swap contracts (Note 1)	905,264

Written options outstanding, at value (premiums $952,490) (Notes 1 and 3)	2,106,537

TBA sale commitments, at value (proceeds receivable $91,503,867) (Note 1)	92,163,123

Collateral on certain derivative contracts, at value (Note 1)	22,330,000

Other accrued expenses	139,251

Total liabilities	362,694,976

Net assets	$901,247,664

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$833,521,617

Undistributed net investment income (Note 1)	7,318,829

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	1,089,150

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	59,318,068

Total — Representing net assets applicable to capital shares outstanding	$901,247,664

(Continued on next page)

58 Absolute Return 700 Fund

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($356,300,597 divided by 29,131,166 shares)	$12.23

Offering price per class A share (100/94.25 of $12.23)*	$12.98

Net asset value and offering price per class B share ($28,584,004 divided by 2,378,351 shares)**	$12.02

Net asset value and offering price per class C share ($151,011,026 divided by 12,566,425 shares)**	$12.02

Net asset value and redemption price per class M share ($4,813,011 divided by 398,339 shares)	$12.08

Offering price per class M share (100/96.50 of $12.08)*	$12.52

Net asset value, offering price and redemption price per class R share
($1,937,293 divided by 159,807 shares)	$12.12

Net asset value, offering price and redemption price per class R5 share
($10,633 divided by 867 shares)†	$12.27

Net asset value, offering price and redemption price per class R6 share
($6,783,623 divided by 552,681 shares)	$12.27

Net asset value, offering price and redemption price per class Y share
($351,807,477 divided by 28,725,752 shares)	$12.25

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Absolute Return 700 Fund 59

Statement of operations Six months ended 4/30/13 (Unaudited)

INVESTMENT INCOME

Interest (net of foreign tax of $10,957) (including interest income of $38,709 from investments
in affiliated issuers) (Note 6)	$10,325,346

Dividends (net of foreign tax of $30,247)	3,988,820

Total investment income	14,314,166

EXPENSES

Compensation of Manager (Note 2)	3,379,176

Investor servicing fees (Note 2)	564,752

Custodian fees (Note 2)	44,408

Trustee compensation and expenses (Note 2)	39,542

Distribution fees (Note 2)	1,292,446

Administrative services (Note 2)	15,280

Other	172,048

Total expenses	5,507,652

Expense reduction (Note 2)	(10,006)

Net expenses	5,497,646

Net investment income	8,816,520

Net realized gain on investments (Notes 1 and 3)	8,335,939

Net realized loss on swap contracts (Note 1)	(6,197,119)

Net realized gain on futures contracts (Note 1)	1,120,880

Net realized gain on foreign currency transactions (Note 1)	6,154,731

Net realized loss on written options (Notes 1 and 3)	(1,722,020)

Net unrealized appreciation of assets and liabilities in foreign currencies during the period	1,295,302

Net unrealized appreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the period	16,107,635

Net gain on investments	25,095,348

Net increase in net assets resulting from operations	$33,911,868

The accompanying notes are an integral part of these financial statements.

60 Absolute Return 700 Fund

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 4/30/13*	Year ended 10/31/12

Operations:
Net investment income	$8,816,520	$12,252,484

Net realized gain (loss) on investments
and foreign currency transactions	7,692,411	(821,585)

Net unrealized appreciation of investments and assets
and liabilities in foreign currencies	17,402,937	41,268,278

Net increase in net assets resulting from operations	33,911,868	52,699,177

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(342,713)	(13,532,154)

Class B	—	(751,043)

Class C	—	(4,254,680)

Class M	—	(130,463)

Class R	(381)	(22,424)

Class R5	(18)	—

Class R6	(22)	—

Class Y	(1,112,675)	(7,869,459)

Increase from capital share transactions (Note 4)	84,071,395	39,224,497

Total increase in net assets	116,527,454	65,363,451

NET ASSETS

Beginning of period	784,720,210	719,356,759

End of period (including undistributed net investment
income of $7,318,829 and distributions in excess of net
investment income of $41,882, respectively)	$901,247,664	$784,720,210

* Unaudited

The accompanying notes are an integral part of these financial statements.

Absolute Return 700 Fund	61

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%) [e]

Class A
April 30, 2013**	$11.78	.13	.33	.46	(.01)	—	(.01)	—	$12.23	3.93*	$356,301	.62*	1.07*	104*
October 31, 2012	11.35	.21	.66	.87	(.44)	—	(.44)	—	11.78	7.97	331,370	1.33	1.82	164
October 31, 2011	11.45	.33	(.04)	.29	(.34)	(.05)	(.39)	—	11.35	2.55	364,714	1.37	2.86	174
October 31, 2010	11.16	.43	.06	.49	(.15)	(.05)	(.20)	— [f]	11.45	4.44	279,592	1.63	3.81	244
October 31, 2009†	10.00	.33	.83	1.16	—	—	—	— [f]	11.16	11.60*	86,344	1.41*	3.06*	48*

Class B
April 30, 2013**	$11.60	.08	.34	.42	—	—	—	—	$12.02	3.62*	$28,584	1.00*	.70*	104*
October 31, 2012	11.19	.12	.65	.77	(.36)	—	(.36)	—	11.60	7.13	26,015	2.08	1.06	164
October 31, 2011	11.31	.24	(.03)	.21	(.28)	(.05)	(.33)	—	11.19	1.84	22,984	2.12	2.14	174
October 31, 2010	11.08	.34	.05	.39	(.11)	(.05)	(.16)	— [f]	11.31	3.54	18,375	2.38	3.05	244
October 31, 2009†	10.00	.29	.79	1.08	—	—	—	— [f]	11.08	10.80*	6,613	2.05*	2.71*	48*

Class C
April 30, 2013**	$11.60	.08	.34	.42	—	—	—	—	$12.02	3.62*	$151,011	1.00*	.70*	104*
October 31, 2012	11.19	.12	.65	.77	(.36)	—	(.36)	—	11.60	7.16	138,619	2.08	1.06	164
October 31, 2011	11.31	.24	(.04)	.20	(.27)	(.05)	(.32)	—	11.19	1.79	132,156	2.12	2.12	174
October 31, 2010	11.09	.34	.06	.40	(.13)	(.05)	(.18)	— [f]	11.31	3.59	98,655	2.38	3.05	244
October 31, 2009†	10.00	.32	.77	1.09	—	—	—	— [f]	11.09	10.90*	29,797	2.05*	2.89*	48*

Class M
April 30, 2013**	$11.65	.10	.33	.43	—	—	—	—	$12.08	3.69*	$4,813	.87*	.81*	104*
October 31, 2012	11.23	.15	.65	.80	(.38)	—	(.38)	—	11.65	7.40	4,105	1.83	1.31	164
October 31, 2011	11.32	.27	(.03)	.24	(.28)	(.05)	(.33)	—	11.23	2.12	3,830	1.87	2.34	174
October 31, 2010	11.10	.37	.03	.40	(.13)	(.05)	(.18)	— [f]	11.32	3.64	3,134	2.13	3.30	244
October 31, 2009†	10.00	.33	.77	1.10	—	—	—	— [f]	11.10	11.00*	1,473	1.84*	3.04*	48*

Class R
April 30, 2013**	$11.68	.11	.33	.44	— [f]	—	— [f]	—	$12.12	3.79*	$1,937	.75*	.93*	104*
October 31, 2012	11.25	.17	.67	.84	(.41)	—	(.41)	—	11.68	7.77	1,235	1.58	1.52	164
October 31, 2011	11.37	.30	(.05)	.25	(.32)	(.05)	(.37)	—	11.25	2.26	643	1.62	2.60	174
October 31, 2010	11.12	.40	.04	.44	(.14)	(.05)	(.19)	— [f]	11.37	3.97	431	1.88	3.56	244
October 31, 2009†	10.00	.32	.80	1.12	—	—	—	— [f]	11.12	11.20*	109	1.62*	2.99*	48*

Class R5
April 30, 2013**	$11.81	.15	.33	.48	(.02)	—	(.02)	—	$12.27	4.08*	$11	.51*	1.21*	104*
October 31, 2012‡	11.56	.07	.18	.25	—	—	—	—	11.81	2.16*	10	.34*	.54*	164

Class R6
April 30, 2013**	$11.81	.09 [g]	.40	.49	(.03)	—	(.03)	—	$12.27	4.13*	$6,784	.46*	.67* [g]	104*
October 31, 2012‡	11.56	.07	.18	.25	—	—	—	—	11.81	2.16*	10	.31*	.58*	164

Class Y
April 30, 2013**	$11.81	.14	.34	.48	(.04)	—	(.04)	—	$12.25	4.09*	$351,807	.50*	1.19*	104*
October 31, 2012	11.37	.23	.67	.90	(.46)	—	(.46)	—	11.81	8.31	283,356	1.08	2.04	164
October 31, 2011	11.47	.36	(.05)	.31	(.36)	(.05)	(.41)	—	11.37	2.75	195,030	1.12	3.13	174
October 31, 2010	11.17	.46	.05	.51	(.16)	(.05)	(.21)	— [f]	11.47	4.64	169,634	1.38	4.04	244
October 31, 2009†	10.00	.40	.77	1.17	—	—	—	— [f]	11.17	11.70*	60,759	1.19*	3.56*	48*

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

62 Absolute Return 700 Fund	Absolute Return 700 Fund 63

Financial highlights (Continued)

* Not annualized.

** Unaudited.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

‡ For the period July 3, 2012 (commencement of operations) to October 31, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	10/31/12	10/31/11	10/31/10	10/31/09

Class A	0.05%	0.08%	0.03%	0.46%

Class B	0.05	0.08	0.03	0.46

Class C	0.05	0.08	0.03	0.46

Class M	0.05	0.08	0.03	0.46

Class R	0.05	0.08	0.03	0.46

Class R5	—	N/A	N/A	N/A

Class R6	—	N/A	N/A	N/A

Class Y	0.05	0.08	0.03	0.46

e Portfolio turnover excludes TBA purchase and sale transactions.

f Amount represents less than $0.01 per share.

g The net investment income ratio and per share amount shown for the period ending April 30, 2013 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

The accompanying notes are an integral part of these financial statements.

64 Absolute Return 700 Fund

Notes to financial statements 4/30/13 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2012 through April 30, 2013.

Putnam Absolute Return 700 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek to earn a positive total return that exceeds the rate of inflation by 700 basis points (or 7.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, equities or equity-like investments.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Absolute Return 700 Fund 65

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

66 Absolute Return 700 Fund

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned and to enhance the return on securities owned.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average number of contracts, see Note 5.

Absolute Return 700 Fund 67

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Statement of assets and liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of mark to market margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount see Note 5.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

68 Absolute Return 700 Fund

OTC total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Credit default contracts The fund entered into OTC credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In an OTC credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.

OTC credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,262,993 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $2,810,077 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $947,527.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into

Absolute Return 700 Fund 69

offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

70 Absolute Return 700 Fund

At October 31, 2012, the fund had a capital loss carryover of $6,247,022 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

	Loss carryover

Short-term	Long-term	Total	Expiration

$—	$4,473,970	$4,473,970	*

1,773,052	N/A	1,773,052	October 31, 2019

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $1,075,491,586, resulting in gross unrealized appreciation and depreciation of $72,229,608 and $20,110,408, respectively, or net unrealized appreciation of $52,119,200.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

1.030%	of the first $5 billion,	0.830%	of the next $50 billion,

0.980%	of the next $5 billion,	0.810%	of the next $50 billion,

0.930%	of the next $10 billion,	0.800%	of the next $100 billion and

0.880%	of the next $10 billion,	0.795%	of any excess thereafter.

Commencing with the fund’s thirteenth whole calendar month of operation (January 2010), the applicable base fee was increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 7.00% over the performance period. The maximum annualized performance adjustment rate is +/– 0.28% The performance period is the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the

Absolute Return 700 Fund	71

negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.438% of the fund’s average net assets before a decrease of $329,936 (0.039% of the fund’s average net assets) based on performance.

Putnam Management has agreed to limit the fund’s total expenses through June 30, 2014, to the extent that the total expenses of the fund (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment related expenses, extraordinary expenses, acquired fund fees and expenses and payments under each fund’s distribution plans) will not exceed an annual rate of 1.10% of the fund’s average net assets. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management has also contractually agreed, through June 30, 2013, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing (except for Class R5 and R6 shares) based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Class R5 shares pay a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%. Class R6 shares pay a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$235,564	Class R5	8

Class B	18,624	Class R6	281

Class C	99,309	Class Y	206,885

Class M	2,964	Total	$564,752

Class R	1,117

72 Absolute Return 700 Fund

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $491 under the expense offset arrangements and by $9,515 under the brokerage/ service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $649, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$423,559	Class M	16,121

Class B	134,044	Class R	4,122

Class C	714,600	Total	$1,292,446

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $86,277 and $1,278 from the sale of class A and class M shares, respectively, and received $9,509 and $1,634 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $217 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $733,154,177 and $676,422,153, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Absolute Return 700 Fund	73

Written option transactions during the reporting period are summarized as follows:

	Written swap		Written equity
	option contract	Written swap	option contract	Written equity
	amounts	option premiums	amounts	option premiums

Written options outstanding
at the beginning of the
reporting period	$13,270,000	$255,448	2,400,334	$3,202,130

Options opened	214,949,000	—	7,998,581	3,997,971
Options exercised	(12,218,000)	—	—	—
Options expired	—	—	(4,028,271)	(3,066,831)
Options closed	(194,113,000)	(255,448)	(4,396,104)	(3,180,780)

Written options outstanding at
the end of the reporting period	$21,888,000	$—	1,974,540	$952,490

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 4/30/13		Year ended 10/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	5,296,414	$62,939,518	9,251,110	$106,268,963

Shares issued in connection with
reinvestment of distributions	26,634	310,819	1,114,342	12,090,615

	5,323,048	63,250,337	10,365,452	118,359,578

Shares repurchased	(4,330,152)	(51,492,014)	(14,372,473)	(162,631,768)

Net increase (decrease)	992,896	$11,758,323	(4,007,021)	$(44,272,190)

	Six months ended 4/30/13		Year ended 10/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	303,926	$3,565,677	439,354	$4,968,777

Shares issued in connection with
reinvestment of distributions	—	—	65,358	703,255

	303,926	3,565,677	504,712	5,672,032

Shares repurchased	(167,627)	(1,966,784)	(316,764)	(3,577,563)

Net increase	136,299	$1,598,893	187,948	$2,094,469

	Six months ended 4/30/13		Year ended 10/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	2,091,912	$24,455,280	2,868,639	$32,453,915

Shares issued in connection with
reinvestment of distributions	—	—	322,163	3,466,471

	2,091,912	24,455,280	3,190,802	35,920,386

Shares repurchased	(1,473,607)	(17,243,028)	(3,051,939)	(34,391,698)

Net increase	618,305	$7,212,252	138,863	$1,528,688

74 Absolute Return 700 Fund

	Six months ended 4/30/13		Year ended 10/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	84,788	$994,513	68,727	$784,179

Shares issued in connection with
reinvestment of distributions	—	—	11,446	123,388

	84,788	994,513	80,173	907,567

Shares repurchased	(38,810)	(451,526)	(68,917)	(782,920)

Net increase	45,978	$542,987	11,256	$124,647

	Six months ended 4/30/13		Year ended 10/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	70,098	$820,994	62,643	$713,384

Shares issued in connection with
reinvestment of distributions	33	381	2,080	22,424

	70,131	821,375	64,723	735,808

Shares repurchased	(16,050)	(187,071)	(16,147)	(183,354)

Net increase	54,081	$634,304	48,576	$552,454

			For the period 7/3/12
			(commencement of operations)
	Six months ended 4/30/13		to 10/31/12

Class R5	Shares	Amount	Shares	Amount

Shares sold	—	$—	865	$10,000

Shares issued in connection with
reinvestment of distributions	2	18	—	—

	2	18	865	10,000

Shares repurchased	—	—	—	—

Net increase	2	$18	865	$10,000

			For the period 7/3/12
			(commencement of operations)
	Six months ended 4/30/13		to 10/31/12

Class R6	Shares	Amount	Shares	Amount

Shares sold	560,296	$6,857,778	865	$10,000

Shares issued in connection with
reinvestment of distributions	2	22	—	—

	560,298	6,857,800	865	10,000

Shares repurchased	(8,482)	(103,019)	—	—

Net increase	551,816	$6,754,781	865	$10,000

	Six months ended 4/30/13		Year ended 10/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	10,168,679	$120,783,676	14,631,706	$167,900,730

Shares issued in connection with
reinvestment of distributions	76,709	895,189	530,842	5,759,637

	10,245,388	121,678,865	15,162,548	173,660,367

Shares repurchased	(5,520,337)	(66,109,028)	(8,310,533)	(94,483,938)

Net increase	4,725,051	$55,569,837	6,852,015	$79,176,429

Absolute Return 700 Fund	75

At the close of the reporting period, Putnam Investments, LLC owned the following class shares of the fund:

	Shares owned	Percentage of ownership	Value

Class R5	867	100.00%	$10,638

Class R6	867	0.16	10,638

Note 5: Summary of derivative activity

The average volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows:

Purchased equity option contracts (number of contracts)	1,800,000

Purchased swap option contracts (contract amount)	$162,800,000

Written equity option contracts (number of contracts)	2,200,000

Written swap option contracts (contract amount)	$82,600,000

Futures contracts (number of contracts)	4,000

Forward currency contracts (contract amount)	$529,000,000

OTC interest rate swap contracts (notional)	$531,900,000

Centrally cleared interest rate swap contracts (notional)	$1,500,000

OTC total return swap contracts (notional)	$962,800,000

OTC credit default swap contracts (notional)	$58,900,000

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$712,561	Payables	$26,083

Foreign exchange
contracts	Receivables	3,457,274	Payables	1,943,701

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Equity contracts	appreciation	15,694,964*	depreciation	11,585,459*

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Interest rate contracts	appreciation	7,095,303*	depreciation	5,068,363*

Total		$26,960,102		$18,623,606

* Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

76 Absolute Return 700 Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(1,404,137)	$(1,404,137)

Foreign exchange
contracts	—	—	6,054,878	—	6,054,878

Equity contracts	(7,301,027)	6,718,678	—	(3,353,443)	(3,935,792)

Interest rate contracts	(790,718)	(5,597,798)	—	(1,439,539)	(7,828,055)

Total	$(8,091,745)	$1,120,880	$6,054,878	$(6,197,119)	$(7,113,106)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$2,173,509	$2,173,509

Foreign exchange
contracts	—	—	1,287,071	—	1,287,071

Equity contracts	(5,844,834)	3,244,093	—	674,597	(1,926,144)

Interest rate contracts	774,351	4,799,807	—	(2,496,212)	3,077,946

Total	$(5,070,483)	$8,043,900	$1,287,071	$351,894	$4,612,382

Note 6: Transactions with affiliated issuers

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Market value at				Market value
	the beginning				at the end of
	of the reporting			Investment	the reporting
Name of affiliates	period	Purchase cost	Sale proceeds	income	period

Putnam Money Market
Liquidity Fund*	$75,245,392	$102,341,051	$177,586,443	$26,087	$—

Putnam Short Term
Investment Fund*	—	171,267,006	33,173,072	12,622	138,093,934

Totals	$75,245,392	$273,608,057	$210,759,515	$38,709	$138,093,934

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the

Absolute Return 700 Fund	77

transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 9: New accounting pronouncement

In January 2013, ASU 2013–01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” amended ASU No. 2011–11, “Disclosures about Offsetting Assets and Liabilities.” The ASUs create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASUs 2013–01 and 2011–11 and their impact, if any, on the fund’s financial statements.

78 Absolute Return 700 Fund

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

Absolute Return 700 Fund 79

The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth	Income
Growth Opportunities Fund	American Government Income Fund
International Growth Fund	Diversified Income Trust
Multi-Cap Growth Fund	Floating Rate Income Fund
Small Cap Growth Fund	Global Income Trust
Voyager Fund	High Yield Advantage Fund
High Yield Trust
Blend	Income Fund
Asia Pacific Equity Fund	Money Market Fund*
Capital Opportunities Fund	Short Duration Income Fund
Capital Spectrum Fund	U.S. Government Income Trust
Emerging Markets Equity Fund
Equity Spectrum Fund	Tax-free income
Europe Equity Fund	AMT-Free Municipal Fund
Global Equity Fund	Tax Exempt Income Fund
International Capital Opportunities Fund	Tax Exempt Money Market Fund*
International Equity Fund	Tax-Free High Yield Fund
Investors Fund
Multi-Cap Core Fund	State tax-free income funds:
Research Fund	Arizona, California, Massachusetts, Michigan,
Minnesota, New Jersey, New York, Ohio,
Value	and Pennsylvania.
Convertible Securities Fund
Equity Income Fund	Absolute Return
George Putnam Balanced Fund	Absolute Return 100 Fund®
The Putnam Fund for Growth and Income	Absolute Return 300 Fund®
International Value Fund	Absolute Return 500 Fund®
Multi-Cap Value Fund	Absolute Return 700 Fund®
Small Cap Value Fund

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

80 Absolute Return 700 Fund

Global Sector	Putnam RetirementReady® Funds — portfolios
Global Consumer Fund	with automatically adjusting allocations to
Global Energy Fund	stocks, bonds, and money market instruments,
Global Financials Fund	becoming more conservative over time.
Global Health Care Fund
Global Industrials Fund	RetirementReady 2055 Fund
Global Natural Resources Fund	RetirementReady 2050 Fund
Global Sector Fund	RetirementReady 2045 Fund
Global Technology Fund	RetirementReady 2040 Fund
Global Telecommunications Fund	RetirementReady 2035 Fund
Global Utilities Fund	RetirementReady 2030 Fund
RetirementReady 2025 Fund
Asset Allocation	RetirementReady 2020 Fund
Putnam Global Asset Allocation Funds —	RetirementReady 2015 Fund
portfolios with allocations to stocks, bonds,
and money market instruments that are	Putnam Retirement Income Lifestyle
adjusted dynamically within specified ranges	Funds — portfolios with managed
as market conditions change.	allocations to stocks, bonds, and money
market investments to generate
Dynamic Asset Allocation Balanced Fund	retirement income.
Dynamic Asset Allocation
Conservative Fund	Retirement Income Fund Lifestyle 1
Dynamic Asset Allocation Growth Fund	Retirement Income Fund Lifestyle 2
Dynamic Risk Allocation Fund	Retirement Income Fund Lifestyle 3

A short-term trading fee of 1% may apply to redemptions or exchanges from certain funds within the time period specified in the fund's prospectus.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Absolute Return 700 Fund	81

Putnam’s commitment to confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Within the Putnam organization, your information is shared with those who need it to service your account or provide you with information about other Putnam products or services. Under certain circumstances, we must also share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. It is also our policy to share account information with your financial advisor, if you've provided us with information about your advisor and that person is listed on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:00 a.m. to 8:00 p.m. Eastern Time.

82 Absolute Return 700 Fund

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Robert T. Burns
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Liaquat Ahamed	Chief Legal Officer
One Post Office Square	Ravi Akhoury
Boston, MA 02109	Barbara M. Baumann	Robert R. Leveille
	Charles B. Curtis	Vice President and
Investment Sub-Manager	Robert J. Darretta	Chief Compliance Officer
Putnam Investments Limited	Katinka Domotorffy
57–59 St James’s Street	John A. Hill	Michael J. Higgins
London, England SW1A 1LD	Paul L. Joskow	Vice President and Treasurer
Elizabeth T. Kennan
Investment Sub-Advisor	Kenneth R. Leibler	Janet C. Smith
The Putnam Advisory	Robert E. Patterson	Vice President,
Company, LLC	George Putnam, III	Principal Accounting Officer,
One Post Office Square	Robert L. Reynolds	and Assistant Treasurer
Boston, MA 02109	W. Thomas Stephens
Susan G. Malloy
Marketing Services	Officers	Vice President and
Putnam Retail Management	Robert L. Reynolds	Assistant Treasurer
One Post Office Square	President
Boston, MA 02109		James P. Pappas
	Jonathan S. Horwitz	Vice President
Custodian	Executive Vice President,
State Street Bank	Principal Executive Officer, and	Mark C. Trenchard
and Trust Company	Compliance Liaison	Vice President and
BSA Compliance Officer
Legal Counsel	Steven D. Krichmar
Ropes & Gray LLP	Vice President and	Nancy E. Florek
	Principal Financial Officer	Vice President, Proxy
Manager, Assistant Clerk, and
Associate Treasurer

Absolute Return 700 Fund 83

This report is for the information of shareholders of Putnam Absolute Return 700 Fund®. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

84 Absolute Return 700 Fund

1937 75 YEARS 2012

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

Go paperless: Log on to putnam.com or scan this Microsoft Tag barcode to update your mailing options.

SA107
281433 6/13

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Funds Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 27, 2013

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: June 27, 2013